UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Government & Agency Portfolio
Institutional Class: AGPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Institutional Class)	$8	0.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government & Agency Portfolio
Private Investment Class: GPVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Private Investment Class)	$23	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government & Agency Portfolio
Personal Investment Class: AGSXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Personal Investment Class)	$36	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government & Agency Portfolio
Cash Management Class: AGMXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Cash Management Class)	$12	0.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government & Agency Portfolio
Reserve Class: AGVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Reserve Class)	$52	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government & Agency Portfolio
Resource Class: AGOXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Resource Class)	$16	0.32%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government & Agency Portfolio
Corporate Class: AGCXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Corporate Class)	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government & Agency Portfolio
CAVU Securities Class: CVGXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (CAVU Securities Class)	$8	0.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government & Agency Portfolio
Premier Class: AGIXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Premier Class)	$6	0.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Obligations Portfolio
Institutional Class: TSPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Institutional Class)	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Obligations Portfolio
Private Investment Class: TXPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Private Investment Class)	$22	0.43%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Obligations Portfolio
Personal Investment Class: TSSXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Personal Investment Class)	$37	0.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Obligations Portfolio
Cash Management Class: TSMXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Cash Management Class)	$13	0.26%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Obligations Portfolio
Reserve Class: TSVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Reserve Class)	$53	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Obligations Portfolio
Resource Class: TSRXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Resource Class)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Obligations Portfolio
Corporate Class: TACXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Corporate Class)	$11	0.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Portfolio
Institutional Class: TRPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Institutional Class)	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Portfolio
Private Investment Class: TPFXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Private Investment Class)	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Portfolio
Personal Investment Class: TRSXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Personal Investment Class)	$37	0.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Portfolio
Cash Management Class: TRMXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Cash Management Class)	$13	0.26%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Portfolio
Reserve Class: TREXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Reserve Class)	$53	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Portfolio
Resource Class: TRRXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Resource Class)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Portfolio
Corporate Class: TYCXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Corporate Class)	$11	0.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Treasury Portfolio
CAVU Securities Class: CVTXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (CAVU Securities Class)	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-SAR-INST
Invesco Government & Agency Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
February 28, 2025
Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.83%
U.S. Treasury Bills-14.35%(a)
U.S. Treasury Bills	4.76%	03/06/2025	$300,000	$299,806,458
U.S. Treasury Bills	4.26%	03/11/2025	816,439	815,475,147
U.S. Treasury Bills	4.64%	03/13/2025	250,000	249,622,500
U.S. Treasury Bills	4.26%-4.27%	03/18/2025	909,003	907,177,086
U.S. Treasury Bills	4.28%	03/20/2025	15,000	14,966,461
U.S. Treasury Bills	4.31%	04/03/2025	427,000	425,350,179
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.21%	04/17/2025	890,000	884,529,853
U.S. Treasury Bills	5.02%	07/10/2025	175,000	171,959,253
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	770,000	751,539,891
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	826,222,281
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	532,814,889
				5,978,985,665
U.S. Treasury Floating Rate Notes-18.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	1,100,000	1,099,791,733
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	10/31/2025	700,000	699,955,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.48%	01/31/2026	1,312,809	1,313,488,917
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	2,212,000	2,212,031,558
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	160,000	160,120,551
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	1,213,000	1,213,969,364
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	1,000,000	1,000,213,139
				7,699,570,334
Total U.S. Treasury Securities (Cost $13,678,555,999)				13,678,555,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.83% (Cost $13,678,555,999)				13,678,555,999
			Repurchase Amount
Repurchase Agreements-67.17%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2025, maturing value of $250,090,625 (collateralized by U.S. Treasury obligations valued at $255,000,002; 0.50% - 4.88%; 12/31/2025 - 05/15/2047)	4.35%	03/03/2025	250,090,625	250,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	100,035,500	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(d)(e)	4.44%	03/03/2025	490,181,300	490,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(d)(e)	4.45%	03/03/2025	$1,055,391,229	$1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(d)(e)	4.46%	03/03/2025	1,090,405,117	1,090,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 0.25% - 4.75%; 05/31/2025 - 02/15/2050)	4.34%	03/03/2025	1,000,361,667	1,000,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	500,181,667	500,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(d)(e)	4.35%	03/03/2025	750,271,875	750,000,000
BofA Securities, Inc., term agreement dated 01/02/2025, maturing value of $500,182,500 (collateralized by U.S. Treasury obligations valued at $510,000,061; 1.75% - 4.25%; 03/31/2027 - 08/15/2041)(d)	4.38%	03/03/2025	500,182,500	500,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	758,062,500	750,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	202,126,111	200,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	303,260,833	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	200,072,500	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	2,502,114,583	2,500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	502,940,000	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	301,728,000	300,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	500,177,083	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	2,000,726,667	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$300,109,000	$300,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	2,600,944,667	2,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(f)	4.34%	03/05/2025	485,058,469	485,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	1,100,930,417	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/26/2025, maturing value of $750,272,500 (collateralized by U.S. Treasury obligations valued at $765,000,077; 0.00% - 4.63%; 03/15/2025 - 02/15/2055)(g)	4.36%	03/17/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/27/2025, maturing value of $350,042,389 (collateralized by U.S. Treasury obligations valued at $357,000,005; 1.25% - 5.00%; 04/15/2026 - 08/15/2052)(f)	4.36%	04/30/2025	350,042,389	350,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	250,090,833	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2025, maturing value of $100,036,250 (collateralized by U.S. Treasury obligations valued at $102,000,016; 4.38% - 4.88%; 10/31/2030 - 01/31/2032)	4.35%	03/03/2025	100,036,250	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	100,086,141	100,001,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	579,113,295	578,625,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/26/2025, maturing value of $100,084,194 (collateralized by a U.S. Treasury obligation valued at $102,036,759; 1.13%; 05/15/2040)(e)	4.33%	03/05/2025	100,084,194	100,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	200,072,333	200,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	200,072,500	200,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2025, maturing value of $700,055,469 (collateralized by U.S. Treasury obligations valued at $712,964,384; 0.00% - 4.75%; 02/15/2037 - 05/15/2054)	4.37%	03/03/2025	700,055,469	699,800,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	$575,208,438	$575,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, term agreement dated 06/13/2024, maturing value of $892,597,750 (collateralized by U.S. Treasury obligations valued at $899,556,341; 0.00% - 6.38%; 08/31/2025 - 02/15/2053)(e)	5.14%	05/30/2025	892,597,750	850,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	1,000,363,333	1,000,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	400,336,000	400,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	550,463,069	550,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	300,253,167	300,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	754,164,631	753,883,810
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	756,979,905	756,885,714
Total Repurchase Agreements (Cost $27,984,196,511)				27,984,196,511
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $41,662,752,510)				41,662,752,510
OTHER ASSETS LESS LIABILITIES-(0.00)%				(69,530)
NET ASSETS-100.00%				$41,662,682,980
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.28%
U.S. Treasury Bills-96.78%(a)
U.S. Treasury Bills	4.26%-4.27%	03/04/2025	$80,975	$80,946,523
U.S. Treasury Bills	4.41%-4.76%	03/06/2025	24,500	24,484,728
U.S. Treasury Bills	4.24%-4.26%	03/11/2025	78,800	78,707,274
U.S. Treasury Bills	4.64%	03/13/2025	8,000	7,987,920
U.S. Treasury Bills	4.24%-4.44%	03/18/2025	185,000	184,627,091
U.S. Treasury Bills	4.34%-5.16%	03/20/2025	15,000	14,964,377
U.S. Treasury Bills	4.26%-4.28%	03/25/2025	135,000	134,617,733
U.S. Treasury Bills	4.29%	03/27/2025	15,000	14,954,067
U.S. Treasury Bills	4.39%	04/01/2025	199,500	198,796,871
U.S. Treasury Bills	4.24%-4.31%	04/03/2025	44,000	43,830,135
U.S. Treasury Bills	4.27%-4.38%	04/08/2025	79,000	78,644,927
U.S. Treasury Bills	4.40%	04/10/2025	10,000	9,952,167
U.S. Treasury Bills	4.26%-4.28%	04/15/2025	94,400	93,900,176
U.S. Treasury Bills	4.37%-5.04%	04/17/2025	11,000	10,934,137
U.S. Treasury Bills	4.24%-4.26%	04/22/2025	46,200	45,917,607
U.S. Treasury Bills	4.26%	04/29/2025	58,000	57,612,004
U.S. Treasury Bills	4.42%	05/01/2025	9,000	8,934,044
U.S. Treasury Bills	0.00%	05/08/2025	40,000	39,680,933
U.S. Treasury Bills	4.27%	05/13/2025	12,000	11,897,192
U.S. Treasury Bills	4.41%-5.18%	05/15/2025	19,500	19,319,075
U.S. Treasury Bills	4.22%-4.44%	05/29/2025	38,000	37,603,870
U.S. Treasury Bills	4.35%	06/05/2025	7,000	6,920,573
U.S. Treasury Bills	4.26%	06/26/2025	15,000	14,796,712
U.S. Treasury Bills	5.02%	07/10/2025	4,000	3,930,497
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	13,000	12,688,137
U.S. Treasury Bills	4.27%-4.28%	10/30/2025	18,500	17,988,450
U.S. Treasury Bills	4.38%	11/28/2025	14,000	13,556,791
				1,268,194,011
U.S. Treasury Floating Rate Notes-9.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	04/30/2025	14,200	14,199,905
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	11,000	10,997,362
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	15,000	14,998,713
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	30,000	29,971,812
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	22,000	22,029,887
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	34,000	34,002,439
				126,200,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-1.87%
U.S. Treasury Note	0.25%	09/30/2025	$25,000	$24,426,362
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $1,418,820,491)				1,418,820,491
OTHER ASSETS LESS LIABILITIES-(8.28)%				(108,476,282)
NET ASSETS-100.00%				$1,310,344,209
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$13,678,555,999	$18,648,860,976	$1,418,820,491
Repurchase agreements, at value and cost	27,984,196,511	56,735,748,827	-
Cash	717,352,838	3,167,174,664	91,446
Receivable for:
Fund shares sold	13,891,229	15,431,152	35,338
Interest	117,265,685	300,725,956	474,838
Fund expenses absorbed	843,745	-	33,793
Investment for trustee deferred compensation and retirement plans	2,130,138	970,478	103,550
Other assets	412,415	1,049,667	94,859
Total assets	42,514,648,560	78,869,961,720	1,419,654,315
Liabilities:
Payable for:
Investments purchased	756,885,714	797,367,143	107,518,979
Fund shares reacquired	6,743,656	5,689,628	43,365
Dividends	78,167,309	139,904,818	1,318,037
Accrued fees to affiliates	7,618,822	10,467,295	293,612
Accrued trustees’ and officers’ fees and benefits	174,171	13,896	6,202
Accrued operating expenses	83,845	285,584	18,091
Trustee deferred compensation and retirement plans	2,292,063	1,137,625	111,820
Total liabilities	851,965,580	954,865,989	109,310,106
Net assets applicable to shares outstanding	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net assets consist of:
Shares of beneficial interest	$41,663,310,767	$77,935,051,112	$1,310,805,126
Distributable earnings (loss)	(627,787)	(19,955,381)	(460,917)
	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net Assets:
Cash Management Class	$585,651,223	$886,813,927	$6,257,856
CAVU Securities Class	$2,014,726,613	$13,291,474,845	$-
Corporate Class	$1,839,847,692	$624,258,121	$11,859
Institutional Class	$33,944,454,781	$58,863,712,700	$1,045,068,994
Personal Investment Class	$1,204,024,846	$100,307,610	$11,413
Premier Class	$-	$2,226,904,829	$-
Private Investment Class	$1,471,590,925	$1,272,661,312	$107,319,448
Reserve Class	$571,968,755	$514,567,159	$150,486,193
Resource Class	$30,418,145	$134,395,228	$1,188,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	585,623,158	887,045,213	6,259,790
CAVU Securities Class	2,014,630,006	13,294,857,355	-
Corporate Class	1,839,759,553	624,416,949	11,862
Institutional Class	33,942,842,275	58,878,700,576	1,045,390,909
Personal Investment Class	1,203,967,070	100,333,108	11,417
Premier Class	-	2,227,472,117	-
Private Investment Class	1,471,520,411	1,272,985,138	107,352,630
Reserve Class	571,941,358	514,697,947	150,532,778
Resource Class	30,416,688	134,429,420	1,188,813
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$41,662,752,510	$75,384,609,803	$1,418,820,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$806,600,528	$1,542,243,099	$33,130,190
Expenses:
Advisory fees	25,709,047	32,610,265	886,994
Administrative services fees	7,541,424	14,372,996	308,461
Custodian fees	148,908	1,832,898	793
Distribution fees:
Cash Management Class	217,622	352,646	968
Corporate Class	235,019	70,330	2
Personal Investment Class	3,150,274	284,700	31
Private Investment Class	2,082,976	1,940,422	95,450
Reserve Class	2,497,819	2,491,089	563,864
Resource Class	24,904	105,185	1,027
Transfer agent fees	1,542,685	2,935,231	63,093
Trustees’ and officers’ fees and benefits	233,567	508,006	22,938
Registration and filing fees	280,888	362,187	75,934
Reports to shareholders	39,544	37,735	5,101
Professional services fees	144,961	325,083	31,556
Other	208,784	1,112,144	46,443
Total expenses	44,058,422	59,340,917	2,102,655
Less: Fees waived and expenses reimbursed	(4,981,849)	(2,395,545)	(178,908)
Net expenses	39,076,573	56,945,372	1,923,747
Net investment income	767,523,955	1,485,297,727	31,206,443
Net realized gain from unaffiliated investment securities	546,874	594,414	14,978
Net increase in net assets resulting from operations	$768,070,829	$1,485,892,141	$31,221,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$767,523,955	$1,798,523,091	$1,485,297,727	$3,528,423,714

Net realized gain	546,874	588,216	594,414	5,590,379

Net increase in net assets resulting from operations	768,070,829	1,799,111,307	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,071,357)	(20,301,185)	(19,893,251)	(28,249,324)

CAVU Securities Class	(26,668,884)	(64,820,637)	(229,824,095)	(524,316,880)

Corporate Class	(35,314,150)	(87,424,956)	(10,554,043)	(20,482,672)

Institutional Class	(630,071,294)	(1,491,466,650)	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(22,792,103)	(45,434,838)	(2,092,058)	(3,967,725)

Premier Class	-	-	(43,292,710)	(5,919,550)

Private Investment Class	(29,389,015)	(58,364,064)	(27,813,055)	(63,152,533)

Reserve Class	(10,534,271)	(28,547,353)	(10,635,381)	(22,679,822)

Resource Class	(682,881)	(2,163,408)	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(767,523,955)	(1,798,523,091)	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	132,607,139	274,262,107	173,947,258	77,173,596

CAVU Securities Class	539,049,500	209,970,253	5,251,967,110	(4,720,514,007)

Corporate Class	129,748,550	147,046,591	370,859,582	(42,052,014)

Institutional Class	9,077,027,967	(3,968,533,305)	17,152,698,845	(23,954,606,903)

Personal Investment Class	162,795,894	193,522,167	(1,105,231)	14,701,368

Premier Class	-	-	1,155,607,482	1,071,864,635

Private Investment Class	197,411,453	187,049,599	(75,787,350)	376,265,090

Reserve Class	49,259,836	(93,504,210)	(14,614,560)	86,941,326

Resource Class	1,636,281	(62,351,419)	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,289,536,620	(3,112,538,217)	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	10,290,083,494	(3,111,950,001)	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of period	$41,662,682,980	$31,372,599,486	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$31,206,443	$77,226,626

Net realized gain	14,978	17,841

Net increase in net assets resulting from operations	31,221,421	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(53,152)	(295,678)

Corporate Class	(262)	(31,523)

Institutional Class	(27,130,449)	(69,995,123)

Personal Investment Class	(227)	(541)

Private Investment Class	(1,627,141)	(1,796,244)

Reserve Class	(2,367,053)	(4,886,532)

Resource Class	(28,159)	(220,985)

Total distributions from distributable earnings	(31,206,443)	(77,226,626)

Share transactions-net:
Cash Management Class	4,224,208	(8,328,333)

Corporate Class	311	(2,766,908)

Institutional Class	(237,998,353)	(200,148,453)

Personal Investment Class	(563)	1,336

Private Investment Class	57,590,963	25,697,808

Reserve Class	21,702,318	54,825,820

Resource Class	(356,427)	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(154,837,543)	(135,417,599)

Net increase (decrease) in net assets	(154,822,565)	(135,399,758)

Net assets:
Beginning of period	1,465,166,774	1,600,566,532

End of period	$1,310,344,209	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$-	$(0.02)	$1.00	2.24%	$585,651	0.26%(c)	0.29%(c)	4.45%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.28	453,030	0.26	0.29	5.16
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.29	178,756	0.26	0.30	4.30
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.42	394,772	0.16	0.29	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	452,222	0.10	0.29	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.84	371,958	0.26	0.29	0.78
Invesco Government & Agency Portfolio
Six months ended 02/28/25	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.26	886,814	0.24 (c)	0.25 (c)	4.49 (c)
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	-	(0.05)	1.00	5.29	712,830	0.24	0.24	5.14
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.30	635,720	0.24	0.24	4.31
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	(0.00)	1.00	0.47	1,142,406	0.15	0.24	0.50
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	747,956	0.08	0.24	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.87	431,476	0.23	0.23	0.77
Invesco Treasury Obligations Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	2.23	6,258	0.26 (c)	0.29 (c)	4.47 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.23	2,035	0.26	0.29	5.11
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.17	10,362	0.26	0.28	4.14
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.40	79	0.16	0.29	0.43
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	253	0.10	0.29	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.87	341	0.26	0.28	0.76

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share
22
Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith
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Short-Term Investments Trust

and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$4,981,849
Invesco Government & Agency Portfolio	2,395,545
Invesco Treasury Obligations Portfolio	178,908
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.
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Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.12%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
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Short-Term Investments Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$-	$21,111,540
Invesco Treasury Obligations Portfolio	433,147	20,239	453,386

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,418,830,456	$-	$(9,965)	$(9,965)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
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Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,870,577,721	$1,870,577,721	2,333,007,866	$2,333,007,866
CAVU Securities Class	9,142,926,152	9,142,926,152	22,251,478,516	22,251,478,516
Corporate Class	6,182,058,893	6,182,058,893	12,354,552,252	12,354,552,252
Institutional Class	124,944,230,624	124,944,230,624	250,888,373,402	250,888,373,402
Personal Investment Class	1,663,115,163	1,663,115,163	3,726,713,615	3,726,713,615
Private Investment Class	1,591,901,152	1,591,901,152	2,799,879,705	2,799,879,705
Reserve Class	771,300,114	771,300,114	2,909,401,364	2,909,401,364
Resource Class	120,757,039	120,757,039	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	10,440,471	10,440,471	12,027,251	12,027,251
CAVU Securities Class	9,113,387	9,113,387	22,198,536	22,198,536
Corporate Class	35,314,150	35,314,150	71,234,826	71,234,826
Institutional Class	256,626,398	256,626,398	517,626,055	517,626,055
Personal Investment Class	8,586,531	8,586,531	21,558,843	21,558,843
Private Investment Class	25,704,571	25,704,571	42,479,974	42,479,974
Reserve Class	10,534,271	10,534,271	27,172,034	27,172,034
Resource Class	682,881	682,881	2,382,216	2,382,216
Reacquired:
Cash Management Class	(1,748,411,053)	(1,748,411,053)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(8,612,990,039)	(8,612,990,039)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(6,087,624,493)	(6,087,624,493)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(116,123,829,055)	(116,123,829,055)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(1,508,905,800)	(1,508,905,800)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(1,420,194,270)	(1,420,194,270)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(732,574,549)	(732,574,549)	(3,030,077,608)	(3,030,077,608)
Resource Class	(119,803,639)	(119,803,639)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,289,536,620	$10,289,536,620	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,026,499	$6,026,499	2,423,695	$2,423,695
Institutional Class	1,669,660,869	1,669,660,869	2,397,055,403	2,397,055,403
Personal Investment Class	-	-	800	800
Private Investment Class	114,253,749	114,253,749	49,001,788	49,001,788
Reserve Class	169,356,194	169,356,194	395,815,661	395,815,661
Resource Class	3,085,102	3,085,102	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	62,397	62,397	316,891	316,891
Corporate Class	311	311	35,642	35,642
Institutional Class	21,464,067	21,464,067	46,124,263	46,124,263
Personal Investment Class	273	273	536	536
Private Investment Class	1,587,937	1,587,937	1,540,314	1,540,314
Reserve Class	1,334,060	1,334,060	2,043,763	2,043,763
Resource Class	34,064	34,064	200,154	200,154
Reacquired:
Cash Management Class	(1,864,688)	(1,864,688)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(1,929,123,289)	(1,929,123,289)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(58,250,723)	(58,250,723)	(24,844,294)	(24,844,294)
Reserve Class	(148,987,936)	(148,987,936)	(343,033,604)	(343,033,604)
Resource Class	(3,475,593)	(3,475,593)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(154,837,543)	$(154,837,543)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-CM

Semi-Annual Financial Statements and Other Information
February 28, 2025
CAVU Securities Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio

2	Schedules of Investments
14	Financial Statements
18	Financial Highlights
19	Notes to Financial Statements
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.83%
U.S. Treasury Bills-14.35%(a)
U.S. Treasury Bills	4.76%	03/06/2025	$300,000	$299,806,458
U.S. Treasury Bills	4.26%	03/11/2025	816,439	815,475,147
U.S. Treasury Bills	4.64%	03/13/2025	250,000	249,622,500
U.S. Treasury Bills	4.26%-4.27%	03/18/2025	909,003	907,177,086
U.S. Treasury Bills	4.28%	03/20/2025	15,000	14,966,461
U.S. Treasury Bills	4.31%	04/03/2025	427,000	425,350,179
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.21%	04/17/2025	890,000	884,529,853
U.S. Treasury Bills	5.02%	07/10/2025	175,000	171,959,253
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	770,000	751,539,891
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	826,222,281
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	532,814,889
				5,978,985,665
U.S. Treasury Floating Rate Notes-18.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	1,100,000	1,099,791,733
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	10/31/2025	700,000	699,955,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.48%	01/31/2026	1,312,809	1,313,488,917
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	2,212,000	2,212,031,558
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	160,000	160,120,551
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	1,213,000	1,213,969,364
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	1,000,000	1,000,213,139
				7,699,570,334
Total U.S. Treasury Securities (Cost $13,678,555,999)				13,678,555,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.83% (Cost $13,678,555,999)				13,678,555,999
			Repurchase Amount
Repurchase Agreements-67.17%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2025, maturing value of $250,090,625 (collateralized by U.S. Treasury obligations valued at $255,000,002; 0.50% - 4.88%; 12/31/2025 - 05/15/2047)	4.35%	03/03/2025	250,090,625	250,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	100,035,500	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(d)(e)	4.44%	03/03/2025	490,181,300	490,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(d)(e)	4.45%	03/03/2025	$1,055,391,229	$1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(d)(e)	4.46%	03/03/2025	1,090,405,117	1,090,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 0.25% - 4.75%; 05/31/2025 - 02/15/2050)	4.34%	03/03/2025	1,000,361,667	1,000,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	500,181,667	500,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(d)(e)	4.35%	03/03/2025	750,271,875	750,000,000
BofA Securities, Inc., term agreement dated 01/02/2025, maturing value of $500,182,500 (collateralized by U.S. Treasury obligations valued at $510,000,061; 1.75% - 4.25%; 03/31/2027 - 08/15/2041)(d)	4.38%	03/03/2025	500,182,500	500,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	758,062,500	750,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	202,126,111	200,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	303,260,833	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	200,072,500	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	2,502,114,583	2,500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	502,940,000	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	301,728,000	300,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	500,177,083	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	2,000,726,667	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$300,109,000	$300,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	2,600,944,667	2,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(f)	4.34%	03/05/2025	485,058,469	485,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	1,100,930,417	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/26/2025, maturing value of $750,272,500 (collateralized by U.S. Treasury obligations valued at $765,000,077; 0.00% - 4.63%; 03/15/2025 - 02/15/2055)(g)	4.36%	03/17/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/27/2025, maturing value of $350,042,389 (collateralized by U.S. Treasury obligations valued at $357,000,005; 1.25% - 5.00%; 04/15/2026 - 08/15/2052)(f)	4.36%	04/30/2025	350,042,389	350,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	250,090,833	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2025, maturing value of $100,036,250 (collateralized by U.S. Treasury obligations valued at $102,000,016; 4.38% - 4.88%; 10/31/2030 - 01/31/2032)	4.35%	03/03/2025	100,036,250	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	100,086,141	100,001,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	579,113,295	578,625,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/26/2025, maturing value of $100,084,194 (collateralized by a U.S. Treasury obligation valued at $102,036,759; 1.13%; 05/15/2040)(e)	4.33%	03/05/2025	100,084,194	100,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	200,072,333	200,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	200,072,500	200,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2025, maturing value of $700,055,469 (collateralized by U.S. Treasury obligations valued at $712,964,384; 0.00% - 4.75%; 02/15/2037 - 05/15/2054)	4.37%	03/03/2025	700,055,469	699,800,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	$575,208,438	$575,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, term agreement dated 06/13/2024, maturing value of $892,597,750 (collateralized by U.S. Treasury obligations valued at $899,556,341; 0.00% - 6.38%; 08/31/2025 - 02/15/2053)(e)	5.14%	05/30/2025	892,597,750	850,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	1,000,363,333	1,000,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	400,336,000	400,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	550,463,069	550,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	300,253,167	300,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	754,164,631	753,883,810
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	756,979,905	756,885,714
Total Repurchase Agreements (Cost $27,984,196,511)				27,984,196,511
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $41,662,752,510)				41,662,752,510
OTHER ASSETS LESS LIABILITIES-(0.00)%				(69,530)
NET ASSETS-100.00%				$41,662,682,980
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Assets:
Investments in unaffiliated securities, at value	$13,678,555,999	$18,648,860,976
Repurchase agreements, at value and cost	27,984,196,511	56,735,748,827
Cash	717,352,838	3,167,174,664
Receivable for:
Fund shares sold	13,891,229	15,431,152
Interest	117,265,685	300,725,956
Fund expenses absorbed	843,745	-
Investment for trustee deferred compensation and retirement plans	2,130,138	970,478
Other assets	412,415	1,049,667
Total assets	42,514,648,560	78,869,961,720
Liabilities:
Payable for:
Investments purchased	756,885,714	797,367,143
Fund shares reacquired	6,743,656	5,689,628
Dividends	78,167,309	139,904,818
Accrued fees to affiliates	7,618,822	10,467,295
Accrued trustees’ and officers’ fees and benefits	174,171	13,896
Accrued operating expenses	83,845	285,584
Trustee deferred compensation and retirement plans	2,292,063	1,137,625
Total liabilities	851,965,580	954,865,989
Net assets applicable to shares outstanding	$41,662,682,980	$77,915,095,731
Net assets consist of:
Shares of beneficial interest	$41,663,310,767	$77,935,051,112
Distributable earnings (loss)	(627,787)	(19,955,381)
	$41,662,682,980	$77,915,095,731
Net Assets:
Cash Management Class	$585,651,223	$886,813,927
CAVU Securities Class	$2,014,726,613	$13,291,474,845
Corporate Class	$1,839,847,692	$624,258,121
Institutional Class	$33,944,454,781	$58,863,712,700
Personal Investment Class	$1,204,024,846	$100,307,610
Premier Class	$-	$2,226,904,829
Private Investment Class	$1,471,590,925	$1,272,661,312
Reserve Class	$571,968,755	$514,567,159
Resource Class	$30,418,145	$134,395,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	585,623,158	887,045,213
CAVU Securities Class	2,014,630,006	13,294,857,355
Corporate Class	1,839,759,553	624,416,949
Institutional Class	33,942,842,275	58,878,700,576
Personal Investment Class	1,203,967,070	100,333,108
Premier Class	-	2,227,472,117
Private Investment Class	1,471,520,411	1,272,985,138
Reserve Class	571,941,358	514,697,947
Resource Class	30,416,688	134,429,420
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$41,662,752,510	$75,384,609,803
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Investment income:
Interest	$806,600,528	$1,542,243,099
Expenses:
Advisory fees	25,709,047	32,610,265
Administrative services fees	7,541,424	14,372,996
Custodian fees	148,908	1,832,898
Distribution fees:
Cash Management Class	217,622	352,646
Corporate Class	235,019	70,330
Personal Investment Class	3,150,274	284,700
Private Investment Class	2,082,976	1,940,422
Reserve Class	2,497,819	2,491,089
Resource Class	24,904	105,185
Transfer agent fees	1,542,685	2,935,231
Trustees’ and officers’ fees and benefits	233,567	508,006
Registration and filing fees	280,888	362,187
Reports to shareholders	39,544	37,735
Professional services fees	144,961	325,083
Other	208,784	1,112,144
Total expenses	44,058,422	59,340,917
Less: Fees waived and expenses reimbursed	(4,981,849)	(2,395,545)
Net expenses	39,076,573	56,945,372
Net investment income	767,523,955	1,485,297,727
Net realized gain from unaffiliated investment securities	546,874	594,414
Net increase in net assets resulting from operations	$768,070,829	$1,485,892,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$767,523,955	$1,798,523,091	$1,485,297,727	$3,528,423,714

Net realized gain	546,874	588,216	594,414	5,590,379

Net increase in net assets resulting from operations	768,070,829	1,799,111,307	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,071,357)	(20,301,185)	(19,893,251)	(28,249,324)

CAVU Securities Class	(26,668,884)	(64,820,637)	(229,824,095)	(524,316,880)

Corporate Class	(35,314,150)	(87,424,956)	(10,554,043)	(20,482,672)

Institutional Class	(630,071,294)	(1,491,466,650)	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(22,792,103)	(45,434,838)	(2,092,058)	(3,967,725)

Premier Class	-	-	(43,292,710)	(5,919,550)

Private Investment Class	(29,389,015)	(58,364,064)	(27,813,055)	(63,152,533)

Reserve Class	(10,534,271)	(28,547,353)	(10,635,381)	(22,679,822)

Resource Class	(682,881)	(2,163,408)	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(767,523,955)	(1,798,523,091)	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	132,607,139	274,262,107	173,947,258	77,173,596

CAVU Securities Class	539,049,500	209,970,253	5,251,967,110	(4,720,514,007)

Corporate Class	129,748,550	147,046,591	370,859,582	(42,052,014)

Institutional Class	9,077,027,967	(3,968,533,305)	17,152,698,845	(23,954,606,903)

Personal Investment Class	162,795,894	193,522,167	(1,105,231)	14,701,368

Premier Class	-	-	1,155,607,482	1,071,864,635

Private Investment Class	197,411,453	187,049,599	(75,787,350)	376,265,090

Reserve Class	49,259,836	(93,504,210)	(14,614,560)	86,941,326

Resource Class	1,636,281	(62,351,419)	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,289,536,620	(3,112,538,217)	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	10,290,083,494	(3,111,950,001)	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of period	$41,662,682,980	$31,372,599,486	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.28%	$2,014,727	0.18%(c)	0.21%(c)	4.53%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.37	1,475,629	0.18	0.21	5.24
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	1,265,597	0.18	0.22	4.38
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.46	557,217	0.13	0.21	0.47
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	547,091	0.04 (c)	0.21 (c)	0.07 (c)
Invesco Government & Agency Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.30	13,291,475	0.16 (c)	0.17 (c)	4.57 (c)
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	1.00	5.38	8,040,037	0.16	0.16	5.22
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.39	12,759,306	0.16	0.16	4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	4,851,562	0.11	0.16	0.54
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,441,853	0.04 (c)	0.16 (c)	0.06 (c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
(d)	Commencement date of December 18, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio and Invesco Government & Agency Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the
19
Short-Term Investments Trust

investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
20
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
For the six months ended February 28, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares (except Premier Class shares) through at least December 31, 2024 and for Premier Class shares through at least May 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$4,981,849
Invesco Government & Agency Portfolio	2,395,545
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
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Short-Term Investments Trust

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term
	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$21,111,540

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

*
For Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
22
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,870,577,721	$1,870,577,721	2,333,007,866	$2,333,007,866
CAVU Securities Class	9,142,926,152	9,142,926,152	22,251,478,516	22,251,478,516
Corporate Class	6,182,058,893	6,182,058,893	12,354,552,252	12,354,552,252
Institutional Class	124,944,230,624	124,944,230,624	250,888,373,402	250,888,373,402
Personal Investment Class	1,663,115,163	1,663,115,163	3,726,713,615	3,726,713,615
Private Investment Class	1,591,901,152	1,591,901,152	2,799,879,705	2,799,879,705
Reserve Class	771,300,114	771,300,114	2,909,401,364	2,909,401,364
Resource Class	120,757,039	120,757,039	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	10,440,471	10,440,471	12,027,251	12,027,251
CAVU Securities Class	9,113,387	9,113,387	22,198,536	22,198,536
Corporate Class	35,314,150	35,314,150	71,234,826	71,234,826
Institutional Class	256,626,398	256,626,398	517,626,055	517,626,055
Personal Investment Class	8,586,531	8,586,531	21,558,843	21,558,843
Private Investment Class	25,704,571	25,704,571	42,479,974	42,479,974
Reserve Class	10,534,271	10,534,271	27,172,034	27,172,034
Resource Class	682,881	682,881	2,382,216	2,382,216
Reacquired:
Cash Management Class	(1,748,411,053)	(1,748,411,053)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(8,612,990,039)	(8,612,990,039)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(6,087,624,493)	(6,087,624,493)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(116,123,829,055)	(116,123,829,055)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(1,508,905,800)	(1,508,905,800)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(1,420,194,270)	(1,420,194,270)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(732,574,549)	(732,574,549)	(3,030,077,608)	(3,030,077,608)
Resource Class	(119,803,639)	(119,803,639)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,289,536,620	$10,289,536,620	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
25
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-CAVU

Semi-Annual Financial Statements and Other Information
February 28, 2025
Corporate Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.83%
U.S. Treasury Bills-14.35%(a)
U.S. Treasury Bills	4.76%	03/06/2025	$300,000	$299,806,458
U.S. Treasury Bills	4.26%	03/11/2025	816,439	815,475,147
U.S. Treasury Bills	4.64%	03/13/2025	250,000	249,622,500
U.S. Treasury Bills	4.26%-4.27%	03/18/2025	909,003	907,177,086
U.S. Treasury Bills	4.28%	03/20/2025	15,000	14,966,461
U.S. Treasury Bills	4.31%	04/03/2025	427,000	425,350,179
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.21%	04/17/2025	890,000	884,529,853
U.S. Treasury Bills	5.02%	07/10/2025	175,000	171,959,253
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	770,000	751,539,891
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	826,222,281
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	532,814,889
				5,978,985,665
U.S. Treasury Floating Rate Notes-18.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	1,100,000	1,099,791,733
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	10/31/2025	700,000	699,955,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.48%	01/31/2026	1,312,809	1,313,488,917
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	2,212,000	2,212,031,558
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	160,000	160,120,551
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	1,213,000	1,213,969,364
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	1,000,000	1,000,213,139
				7,699,570,334
Total U.S. Treasury Securities (Cost $13,678,555,999)				13,678,555,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.83% (Cost $13,678,555,999)				13,678,555,999
			Repurchase Amount
Repurchase Agreements-67.17%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2025, maturing value of $250,090,625 (collateralized by U.S. Treasury obligations valued at $255,000,002; 0.50% - 4.88%; 12/31/2025 - 05/15/2047)	4.35%	03/03/2025	250,090,625	250,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	100,035,500	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(d)(e)	4.44%	03/03/2025	490,181,300	490,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(d)(e)	4.45%	03/03/2025	$1,055,391,229	$1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(d)(e)	4.46%	03/03/2025	1,090,405,117	1,090,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 0.25% - 4.75%; 05/31/2025 - 02/15/2050)	4.34%	03/03/2025	1,000,361,667	1,000,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	500,181,667	500,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(d)(e)	4.35%	03/03/2025	750,271,875	750,000,000
BofA Securities, Inc., term agreement dated 01/02/2025, maturing value of $500,182,500 (collateralized by U.S. Treasury obligations valued at $510,000,061; 1.75% - 4.25%; 03/31/2027 - 08/15/2041)(d)	4.38%	03/03/2025	500,182,500	500,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	758,062,500	750,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	202,126,111	200,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	303,260,833	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	200,072,500	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	2,502,114,583	2,500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	502,940,000	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	301,728,000	300,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	500,177,083	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	2,000,726,667	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$300,109,000	$300,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	2,600,944,667	2,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(f)	4.34%	03/05/2025	485,058,469	485,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	1,100,930,417	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/26/2025, maturing value of $750,272,500 (collateralized by U.S. Treasury obligations valued at $765,000,077; 0.00% - 4.63%; 03/15/2025 - 02/15/2055)(g)	4.36%	03/17/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/27/2025, maturing value of $350,042,389 (collateralized by U.S. Treasury obligations valued at $357,000,005; 1.25% - 5.00%; 04/15/2026 - 08/15/2052)(f)	4.36%	04/30/2025	350,042,389	350,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	250,090,833	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2025, maturing value of $100,036,250 (collateralized by U.S. Treasury obligations valued at $102,000,016; 4.38% - 4.88%; 10/31/2030 - 01/31/2032)	4.35%	03/03/2025	100,036,250	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	100,086,141	100,001,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	579,113,295	578,625,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/26/2025, maturing value of $100,084,194 (collateralized by a U.S. Treasury obligation valued at $102,036,759; 1.13%; 05/15/2040)(e)	4.33%	03/05/2025	100,084,194	100,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	200,072,333	200,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	200,072,500	200,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2025, maturing value of $700,055,469 (collateralized by U.S. Treasury obligations valued at $712,964,384; 0.00% - 4.75%; 02/15/2037 - 05/15/2054)	4.37%	03/03/2025	700,055,469	699,800,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	$575,208,438	$575,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, term agreement dated 06/13/2024, maturing value of $892,597,750 (collateralized by U.S. Treasury obligations valued at $899,556,341; 0.00% - 6.38%; 08/31/2025 - 02/15/2053)(e)	5.14%	05/30/2025	892,597,750	850,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	1,000,363,333	1,000,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	400,336,000	400,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	550,463,069	550,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	300,253,167	300,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	754,164,631	753,883,810
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	756,979,905	756,885,714
Total Repurchase Agreements (Cost $27,984,196,511)				27,984,196,511
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $41,662,752,510)				41,662,752,510
OTHER ASSETS LESS LIABILITIES-(0.00)%				(69,530)
NET ASSETS-100.00%				$41,662,682,980
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.28%
U.S. Treasury Bills-96.78%(a)
U.S. Treasury Bills	4.26%-4.27%	03/04/2025	$80,975	$80,946,523
U.S. Treasury Bills	4.41%-4.76%	03/06/2025	24,500	24,484,728
U.S. Treasury Bills	4.24%-4.26%	03/11/2025	78,800	78,707,274
U.S. Treasury Bills	4.64%	03/13/2025	8,000	7,987,920
U.S. Treasury Bills	4.24%-4.44%	03/18/2025	185,000	184,627,091
U.S. Treasury Bills	4.34%-5.16%	03/20/2025	15,000	14,964,377
U.S. Treasury Bills	4.26%-4.28%	03/25/2025	135,000	134,617,733
U.S. Treasury Bills	4.29%	03/27/2025	15,000	14,954,067
U.S. Treasury Bills	4.39%	04/01/2025	199,500	198,796,871
U.S. Treasury Bills	4.24%-4.31%	04/03/2025	44,000	43,830,135
U.S. Treasury Bills	4.27%-4.38%	04/08/2025	79,000	78,644,927
U.S. Treasury Bills	4.40%	04/10/2025	10,000	9,952,167
U.S. Treasury Bills	4.26%-4.28%	04/15/2025	94,400	93,900,176
U.S. Treasury Bills	4.37%-5.04%	04/17/2025	11,000	10,934,137
U.S. Treasury Bills	4.24%-4.26%	04/22/2025	46,200	45,917,607
U.S. Treasury Bills	4.26%	04/29/2025	58,000	57,612,004
U.S. Treasury Bills	4.42%	05/01/2025	9,000	8,934,044
U.S. Treasury Bills	0.00%	05/08/2025	40,000	39,680,933
U.S. Treasury Bills	4.27%	05/13/2025	12,000	11,897,192
U.S. Treasury Bills	4.41%-5.18%	05/15/2025	19,500	19,319,075
U.S. Treasury Bills	4.22%-4.44%	05/29/2025	38,000	37,603,870
U.S. Treasury Bills	4.35%	06/05/2025	7,000	6,920,573
U.S. Treasury Bills	4.26%	06/26/2025	15,000	14,796,712
U.S. Treasury Bills	5.02%	07/10/2025	4,000	3,930,497
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	13,000	12,688,137
U.S. Treasury Bills	4.27%-4.28%	10/30/2025	18,500	17,988,450
U.S. Treasury Bills	4.38%	11/28/2025	14,000	13,556,791
				1,268,194,011
U.S. Treasury Floating Rate Notes-9.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	04/30/2025	14,200	14,199,905
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	11,000	10,997,362
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	15,000	14,998,713
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	30,000	29,971,812
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	22,000	22,029,887
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	34,000	34,002,439
				126,200,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-1.87%
U.S. Treasury Note	0.25%	09/30/2025	$25,000	$24,426,362
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $1,418,820,491)				1,418,820,491
OTHER ASSETS LESS LIABILITIES-(8.28)%				(108,476,282)
NET ASSETS-100.00%				$1,310,344,209
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$13,678,555,999	$18,648,860,976	$1,418,820,491
Repurchase agreements, at value and cost	27,984,196,511	56,735,748,827	-
Cash	717,352,838	3,167,174,664	91,446
Receivable for:
Fund shares sold	13,891,229	15,431,152	35,338
Interest	117,265,685	300,725,956	474,838
Fund expenses absorbed	843,745	-	33,793
Investment for trustee deferred compensation and retirement plans	2,130,138	970,478	103,550
Other assets	412,415	1,049,667	94,859
Total assets	42,514,648,560	78,869,961,720	1,419,654,315
Liabilities:
Payable for:
Investments purchased	756,885,714	797,367,143	107,518,979
Fund shares reacquired	6,743,656	5,689,628	43,365
Dividends	78,167,309	139,904,818	1,318,037
Accrued fees to affiliates	7,618,822	10,467,295	293,612
Accrued trustees’ and officers’ fees and benefits	174,171	13,896	6,202
Accrued operating expenses	83,845	285,584	18,091
Trustee deferred compensation and retirement plans	2,292,063	1,137,625	111,820
Total liabilities	851,965,580	954,865,989	109,310,106
Net assets applicable to shares outstanding	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net assets consist of:
Shares of beneficial interest	$41,663,310,767	$77,935,051,112	$1,310,805,126
Distributable earnings (loss)	(627,787)	(19,955,381)	(460,917)
	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net Assets:
Cash Management Class	$585,651,223	$886,813,927	$6,257,856
CAVU Securities Class	$2,014,726,613	$13,291,474,845	$-
Corporate Class	$1,839,847,692	$624,258,121	$11,859
Institutional Class	$33,944,454,781	$58,863,712,700	$1,045,068,994
Personal Investment Class	$1,204,024,846	$100,307,610	$11,413
Premier Class	$-	$2,226,904,829	$-
Private Investment Class	$1,471,590,925	$1,272,661,312	$107,319,448
Reserve Class	$571,968,755	$514,567,159	$150,486,193
Resource Class	$30,418,145	$134,395,228	$1,188,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	585,623,158	887,045,213	6,259,790
CAVU Securities Class	2,014,630,006	13,294,857,355	-
Corporate Class	1,839,759,553	624,416,949	11,862
Institutional Class	33,942,842,275	58,878,700,576	1,045,390,909
Personal Investment Class	1,203,967,070	100,333,108	11,417
Premier Class	-	2,227,472,117	-
Private Investment Class	1,471,520,411	1,272,985,138	107,352,630
Reserve Class	571,941,358	514,697,947	150,532,778
Resource Class	30,416,688	134,429,420	1,188,813
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$41,662,752,510	$75,384,609,803	$1,418,820,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$806,600,528	$1,542,243,099	$33,130,190
Expenses:
Advisory fees	25,709,047	32,610,265	886,994
Administrative services fees	7,541,424	14,372,996	308,461
Custodian fees	148,908	1,832,898	793
Distribution fees:
Cash Management Class	217,622	352,646	968
Corporate Class	235,019	70,330	2
Personal Investment Class	3,150,274	284,700	31
Private Investment Class	2,082,976	1,940,422	95,450
Reserve Class	2,497,819	2,491,089	563,864
Resource Class	24,904	105,185	1,027
Transfer agent fees	1,542,685	2,935,231	63,093
Trustees’ and officers’ fees and benefits	233,567	508,006	22,938
Registration and filing fees	280,888	362,187	75,934
Reports to shareholders	39,544	37,735	5,101
Professional services fees	144,961	325,083	31,556
Other	208,784	1,112,144	46,443
Total expenses	44,058,422	59,340,917	2,102,655
Less: Fees waived and expenses reimbursed	(4,981,849)	(2,395,545)	(178,908)
Net expenses	39,076,573	56,945,372	1,923,747
Net investment income	767,523,955	1,485,297,727	31,206,443
Net realized gain from unaffiliated investment securities	546,874	594,414	14,978
Net increase in net assets resulting from operations	$768,070,829	$1,485,892,141	$31,221,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$767,523,955	$1,798,523,091	$1,485,297,727	$3,528,423,714

Net realized gain	546,874	588,216	594,414	5,590,379

Net increase in net assets resulting from operations	768,070,829	1,799,111,307	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,071,357)	(20,301,185)	(19,893,251)	(28,249,324)

CAVU Securities Class	(26,668,884)	(64,820,637)	(229,824,095)	(524,316,880)

Corporate Class	(35,314,150)	(87,424,956)	(10,554,043)	(20,482,672)

Institutional Class	(630,071,294)	(1,491,466,650)	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(22,792,103)	(45,434,838)	(2,092,058)	(3,967,725)

Premier Class	-	-	(43,292,710)	(5,919,550)

Private Investment Class	(29,389,015)	(58,364,064)	(27,813,055)	(63,152,533)

Reserve Class	(10,534,271)	(28,547,353)	(10,635,381)	(22,679,822)

Resource Class	(682,881)	(2,163,408)	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(767,523,955)	(1,798,523,091)	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	132,607,139	274,262,107	173,947,258	77,173,596

CAVU Securities Class	539,049,500	209,970,253	5,251,967,110	(4,720,514,007)

Corporate Class	129,748,550	147,046,591	370,859,582	(42,052,014)

Institutional Class	9,077,027,967	(3,968,533,305)	17,152,698,845	(23,954,606,903)

Personal Investment Class	162,795,894	193,522,167	(1,105,231)	14,701,368

Premier Class	-	-	1,155,607,482	1,071,864,635

Private Investment Class	197,411,453	187,049,599	(75,787,350)	376,265,090

Reserve Class	49,259,836	(93,504,210)	(14,614,560)	86,941,326

Resource Class	1,636,281	(62,351,419)	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,289,536,620	(3,112,538,217)	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	10,290,083,494	(3,111,950,001)	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of period	$41,662,682,980	$31,372,599,486	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$31,206,443	$77,226,626

Net realized gain	14,978	17,841

Net increase in net assets resulting from operations	31,221,421	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(53,152)	(295,678)

Corporate Class	(262)	(31,523)

Institutional Class	(27,130,449)	(69,995,123)

Personal Investment Class	(227)	(541)

Private Investment Class	(1,627,141)	(1,796,244)

Reserve Class	(2,367,053)	(4,886,532)

Resource Class	(28,159)	(220,985)

Total distributions from distributable earnings	(31,206,443)	(77,226,626)

Share transactions-net:
Cash Management Class	4,224,208	(8,328,333)

Corporate Class	311	(2,766,908)

Institutional Class	(237,998,353)	(200,148,453)

Personal Investment Class	(563)	1,336

Private Investment Class	57,590,963	25,697,808

Reserve Class	21,702,318	54,825,820

Resource Class	(356,427)	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(154,837,543)	(135,417,599)

Net increase (decrease) in net assets	(154,822,565)	(135,399,758)

Net assets:
Beginning of period	1,465,166,774	1,600,566,532

End of period	$1,310,344,209	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Corporate Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$-	$-	$(0.02)	$1.00	2.26%	$1,839,848	0.21%(c)	0.24%(c)	4.50%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.33	1,710,081	0.21	0.24	5.21
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.34	1,562,966	0.21	0.25	4.35
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.45	473,992	0.14	0.24	0.46
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	266,548	0.10	0.24	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.88	1,133,683	0.21	0.24	0.83
Invesco Government & Agency Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.29	624,258	0.19 (c)	0.20 (c)	4.54 (c)
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	-	-	(0.05)	1.00	5.34	253,464	0.19	0.19	5.19
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.35	295,514	0.19	0.19	4.36
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.49	542,615	0.12	0.19	0.53
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	1,082,096	0.08	0.19	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.92	31,268	0.18	0.18	0.82
Invesco Treasury Obligations Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.25	12	0.21 (c)	0.24 (c)	4.52 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.28	12	0.21	0.24	5.16
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.22	2,778	0.21	0.23	4.19
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.42	3,341	0.15	0.24	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	5,033	0.10	0.24	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.91	10,442	0.21	0.23	0.81

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share
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Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith
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Short-Term Investments Trust

and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$4,981,849
Invesco Government & Agency Portfolio	2,395,545
Invesco Treasury Obligations Portfolio	178,908
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.
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Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.12%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
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Short-Term Investments Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$-	$21,111,540
Invesco Treasury Obligations Portfolio	433,147	20,239	453,386

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,418,830,456	$-	$(9,965)	$(9,965)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
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Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,870,577,721	$1,870,577,721	2,333,007,866	$2,333,007,866
CAVU Securities Class	9,142,926,152	9,142,926,152	22,251,478,516	22,251,478,516
Corporate Class	6,182,058,893	6,182,058,893	12,354,552,252	12,354,552,252
Institutional Class	124,944,230,624	124,944,230,624	250,888,373,402	250,888,373,402
Personal Investment Class	1,663,115,163	1,663,115,163	3,726,713,615	3,726,713,615
Private Investment Class	1,591,901,152	1,591,901,152	2,799,879,705	2,799,879,705
Reserve Class	771,300,114	771,300,114	2,909,401,364	2,909,401,364
Resource Class	120,757,039	120,757,039	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	10,440,471	10,440,471	12,027,251	12,027,251
CAVU Securities Class	9,113,387	9,113,387	22,198,536	22,198,536
Corporate Class	35,314,150	35,314,150	71,234,826	71,234,826
Institutional Class	256,626,398	256,626,398	517,626,055	517,626,055
Personal Investment Class	8,586,531	8,586,531	21,558,843	21,558,843
Private Investment Class	25,704,571	25,704,571	42,479,974	42,479,974
Reserve Class	10,534,271	10,534,271	27,172,034	27,172,034
Resource Class	682,881	682,881	2,382,216	2,382,216
Reacquired:
Cash Management Class	(1,748,411,053)	(1,748,411,053)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(8,612,990,039)	(8,612,990,039)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(6,087,624,493)	(6,087,624,493)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(116,123,829,055)	(116,123,829,055)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(1,508,905,800)	(1,508,905,800)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(1,420,194,270)	(1,420,194,270)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(732,574,549)	(732,574,549)	(3,030,077,608)	(3,030,077,608)
Resource Class	(119,803,639)	(119,803,639)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,289,536,620	$10,289,536,620	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,026,499	$6,026,499	2,423,695	$2,423,695
Institutional Class	1,669,660,869	1,669,660,869	2,397,055,403	2,397,055,403
Personal Investment Class	-	-	800	800
Private Investment Class	114,253,749	114,253,749	49,001,788	49,001,788
Reserve Class	169,356,194	169,356,194	395,815,661	395,815,661
Resource Class	3,085,102	3,085,102	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	62,397	62,397	316,891	316,891
Corporate Class	311	311	35,642	35,642
Institutional Class	21,464,067	21,464,067	46,124,263	46,124,263
Personal Investment Class	273	273	536	536
Private Investment Class	1,587,937	1,587,937	1,540,314	1,540,314
Reserve Class	1,334,060	1,334,060	2,043,763	2,043,763
Resource Class	34,064	34,064	200,154	200,154
Reacquired:
Cash Management Class	(1,864,688)	(1,864,688)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(1,929,123,289)	(1,929,123,289)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(58,250,723)	(58,250,723)	(24,844,294)	(24,844,294)
Reserve Class	(148,987,936)	(148,987,936)	(343,033,604)	(343,033,604)
Resource Class	(3,475,593)	(3,475,593)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(154,837,543)	$(154,837,543)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-CORP

Semi-Annual Financial Statements and Other Information
February 28, 2025
Institutional Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.83%
U.S. Treasury Bills-14.35%(a)
U.S. Treasury Bills	4.76%	03/06/2025	$300,000	$299,806,458
U.S. Treasury Bills	4.26%	03/11/2025	816,439	815,475,147
U.S. Treasury Bills	4.64%	03/13/2025	250,000	249,622,500
U.S. Treasury Bills	4.26%-4.27%	03/18/2025	909,003	907,177,086
U.S. Treasury Bills	4.28%	03/20/2025	15,000	14,966,461
U.S. Treasury Bills	4.31%	04/03/2025	427,000	425,350,179
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.21%	04/17/2025	890,000	884,529,853
U.S. Treasury Bills	5.02%	07/10/2025	175,000	171,959,253
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	770,000	751,539,891
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	826,222,281
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	532,814,889
				5,978,985,665
U.S. Treasury Floating Rate Notes-18.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	1,100,000	1,099,791,733
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	10/31/2025	700,000	699,955,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.48%	01/31/2026	1,312,809	1,313,488,917
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	2,212,000	2,212,031,558
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	160,000	160,120,551
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	1,213,000	1,213,969,364
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	1,000,000	1,000,213,139
				7,699,570,334
Total U.S. Treasury Securities (Cost $13,678,555,999)				13,678,555,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.83% (Cost $13,678,555,999)				13,678,555,999
			Repurchase Amount
Repurchase Agreements-67.17%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2025, maturing value of $250,090,625 (collateralized by U.S. Treasury obligations valued at $255,000,002; 0.50% - 4.88%; 12/31/2025 - 05/15/2047)	4.35%	03/03/2025	250,090,625	250,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	100,035,500	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(d)(e)	4.44%	03/03/2025	490,181,300	490,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(d)(e)	4.45%	03/03/2025	$1,055,391,229	$1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(d)(e)	4.46%	03/03/2025	1,090,405,117	1,090,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 0.25% - 4.75%; 05/31/2025 - 02/15/2050)	4.34%	03/03/2025	1,000,361,667	1,000,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	500,181,667	500,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(d)(e)	4.35%	03/03/2025	750,271,875	750,000,000
BofA Securities, Inc., term agreement dated 01/02/2025, maturing value of $500,182,500 (collateralized by U.S. Treasury obligations valued at $510,000,061; 1.75% - 4.25%; 03/31/2027 - 08/15/2041)(d)	4.38%	03/03/2025	500,182,500	500,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	758,062,500	750,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	202,126,111	200,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	303,260,833	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	200,072,500	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	2,502,114,583	2,500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	502,940,000	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	301,728,000	300,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	500,177,083	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	2,000,726,667	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$300,109,000	$300,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	2,600,944,667	2,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(f)	4.34%	03/05/2025	485,058,469	485,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	1,100,930,417	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/26/2025, maturing value of $750,272,500 (collateralized by U.S. Treasury obligations valued at $765,000,077; 0.00% - 4.63%; 03/15/2025 - 02/15/2055)(g)	4.36%	03/17/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/27/2025, maturing value of $350,042,389 (collateralized by U.S. Treasury obligations valued at $357,000,005; 1.25% - 5.00%; 04/15/2026 - 08/15/2052)(f)	4.36%	04/30/2025	350,042,389	350,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	250,090,833	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2025, maturing value of $100,036,250 (collateralized by U.S. Treasury obligations valued at $102,000,016; 4.38% - 4.88%; 10/31/2030 - 01/31/2032)	4.35%	03/03/2025	100,036,250	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	100,086,141	100,001,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	579,113,295	578,625,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/26/2025, maturing value of $100,084,194 (collateralized by a U.S. Treasury obligation valued at $102,036,759; 1.13%; 05/15/2040)(e)	4.33%	03/05/2025	100,084,194	100,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	200,072,333	200,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	200,072,500	200,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2025, maturing value of $700,055,469 (collateralized by U.S. Treasury obligations valued at $712,964,384; 0.00% - 4.75%; 02/15/2037 - 05/15/2054)	4.37%	03/03/2025	700,055,469	699,800,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	$575,208,438	$575,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, term agreement dated 06/13/2024, maturing value of $892,597,750 (collateralized by U.S. Treasury obligations valued at $899,556,341; 0.00% - 6.38%; 08/31/2025 - 02/15/2053)(e)	5.14%	05/30/2025	892,597,750	850,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	1,000,363,333	1,000,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	400,336,000	400,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	550,463,069	550,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	300,253,167	300,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	754,164,631	753,883,810
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	756,979,905	756,885,714
Total Repurchase Agreements (Cost $27,984,196,511)				27,984,196,511
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $41,662,752,510)				41,662,752,510
OTHER ASSETS LESS LIABILITIES-(0.00)%				(69,530)
NET ASSETS-100.00%				$41,662,682,980
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.28%
U.S. Treasury Bills-96.78%(a)
U.S. Treasury Bills	4.26%-4.27%	03/04/2025	$80,975	$80,946,523
U.S. Treasury Bills	4.41%-4.76%	03/06/2025	24,500	24,484,728
U.S. Treasury Bills	4.24%-4.26%	03/11/2025	78,800	78,707,274
U.S. Treasury Bills	4.64%	03/13/2025	8,000	7,987,920
U.S. Treasury Bills	4.24%-4.44%	03/18/2025	185,000	184,627,091
U.S. Treasury Bills	4.34%-5.16%	03/20/2025	15,000	14,964,377
U.S. Treasury Bills	4.26%-4.28%	03/25/2025	135,000	134,617,733
U.S. Treasury Bills	4.29%	03/27/2025	15,000	14,954,067
U.S. Treasury Bills	4.39%	04/01/2025	199,500	198,796,871
U.S. Treasury Bills	4.24%-4.31%	04/03/2025	44,000	43,830,135
U.S. Treasury Bills	4.27%-4.38%	04/08/2025	79,000	78,644,927
U.S. Treasury Bills	4.40%	04/10/2025	10,000	9,952,167
U.S. Treasury Bills	4.26%-4.28%	04/15/2025	94,400	93,900,176
U.S. Treasury Bills	4.37%-5.04%	04/17/2025	11,000	10,934,137
U.S. Treasury Bills	4.24%-4.26%	04/22/2025	46,200	45,917,607
U.S. Treasury Bills	4.26%	04/29/2025	58,000	57,612,004
U.S. Treasury Bills	4.42%	05/01/2025	9,000	8,934,044
U.S. Treasury Bills	0.00%	05/08/2025	40,000	39,680,933
U.S. Treasury Bills	4.27%	05/13/2025	12,000	11,897,192
U.S. Treasury Bills	4.41%-5.18%	05/15/2025	19,500	19,319,075
U.S. Treasury Bills	4.22%-4.44%	05/29/2025	38,000	37,603,870
U.S. Treasury Bills	4.35%	06/05/2025	7,000	6,920,573
U.S. Treasury Bills	4.26%	06/26/2025	15,000	14,796,712
U.S. Treasury Bills	5.02%	07/10/2025	4,000	3,930,497
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	13,000	12,688,137
U.S. Treasury Bills	4.27%-4.28%	10/30/2025	18,500	17,988,450
U.S. Treasury Bills	4.38%	11/28/2025	14,000	13,556,791
				1,268,194,011
U.S. Treasury Floating Rate Notes-9.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	04/30/2025	14,200	14,199,905
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	11,000	10,997,362
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	15,000	14,998,713
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	30,000	29,971,812
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	22,000	22,029,887
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	34,000	34,002,439
				126,200,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-1.87%
U.S. Treasury Note	0.25%	09/30/2025	$25,000	$24,426,362
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $1,418,820,491)				1,418,820,491
OTHER ASSETS LESS LIABILITIES-(8.28)%				(108,476,282)
NET ASSETS-100.00%				$1,310,344,209
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$13,678,555,999	$18,648,860,976	$1,418,820,491
Repurchase agreements, at value and cost	27,984,196,511	56,735,748,827	-
Cash	717,352,838	3,167,174,664	91,446
Receivable for:
Fund shares sold	13,891,229	15,431,152	35,338
Interest	117,265,685	300,725,956	474,838
Fund expenses absorbed	843,745	-	33,793
Investment for trustee deferred compensation and retirement plans	2,130,138	970,478	103,550
Other assets	412,415	1,049,667	94,859
Total assets	42,514,648,560	78,869,961,720	1,419,654,315
Liabilities:
Payable for:
Investments purchased	756,885,714	797,367,143	107,518,979
Fund shares reacquired	6,743,656	5,689,628	43,365
Dividends	78,167,309	139,904,818	1,318,037
Accrued fees to affiliates	7,618,822	10,467,295	293,612
Accrued trustees’ and officers’ fees and benefits	174,171	13,896	6,202
Accrued operating expenses	83,845	285,584	18,091
Trustee deferred compensation and retirement plans	2,292,063	1,137,625	111,820
Total liabilities	851,965,580	954,865,989	109,310,106
Net assets applicable to shares outstanding	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net assets consist of:
Shares of beneficial interest	$41,663,310,767	$77,935,051,112	$1,310,805,126
Distributable earnings (loss)	(627,787)	(19,955,381)	(460,917)
	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net Assets:
Cash Management Class	$585,651,223	$886,813,927	$6,257,856
CAVU Securities Class	$2,014,726,613	$13,291,474,845	$-
Corporate Class	$1,839,847,692	$624,258,121	$11,859
Institutional Class	$33,944,454,781	$58,863,712,700	$1,045,068,994
Personal Investment Class	$1,204,024,846	$100,307,610	$11,413
Premier Class	$-	$2,226,904,829	$-
Private Investment Class	$1,471,590,925	$1,272,661,312	$107,319,448
Reserve Class	$571,968,755	$514,567,159	$150,486,193
Resource Class	$30,418,145	$134,395,228	$1,188,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	585,623,158	887,045,213	6,259,790
CAVU Securities Class	2,014,630,006	13,294,857,355	-
Corporate Class	1,839,759,553	624,416,949	11,862
Institutional Class	33,942,842,275	58,878,700,576	1,045,390,909
Personal Investment Class	1,203,967,070	100,333,108	11,417
Premier Class	-	2,227,472,117	-
Private Investment Class	1,471,520,411	1,272,985,138	107,352,630
Reserve Class	571,941,358	514,697,947	150,532,778
Resource Class	30,416,688	134,429,420	1,188,813
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$41,662,752,510	$75,384,609,803	$1,418,820,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$806,600,528	$1,542,243,099	$33,130,190
Expenses:
Advisory fees	25,709,047	32,610,265	886,994
Administrative services fees	7,541,424	14,372,996	308,461
Custodian fees	148,908	1,832,898	793
Distribution fees:
Cash Management Class	217,622	352,646	968
Corporate Class	235,019	70,330	2
Personal Investment Class	3,150,274	284,700	31
Private Investment Class	2,082,976	1,940,422	95,450
Reserve Class	2,497,819	2,491,089	563,864
Resource Class	24,904	105,185	1,027
Transfer agent fees	1,542,685	2,935,231	63,093
Trustees’ and officers’ fees and benefits	233,567	508,006	22,938
Registration and filing fees	280,888	362,187	75,934
Reports to shareholders	39,544	37,735	5,101
Professional services fees	144,961	325,083	31,556
Other	208,784	1,112,144	46,443
Total expenses	44,058,422	59,340,917	2,102,655
Less: Fees waived and expenses reimbursed	(4,981,849)	(2,395,545)	(178,908)
Net expenses	39,076,573	56,945,372	1,923,747
Net investment income	767,523,955	1,485,297,727	31,206,443
Net realized gain from unaffiliated investment securities	546,874	594,414	14,978
Net increase in net assets resulting from operations	$768,070,829	$1,485,892,141	$31,221,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$767,523,955	$1,798,523,091	$1,485,297,727	$3,528,423,714

Net realized gain	546,874	588,216	594,414	5,590,379

Net increase in net assets resulting from operations	768,070,829	1,799,111,307	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,071,357)	(20,301,185)	(19,893,251)	(28,249,324)

CAVU Securities Class	(26,668,884)	(64,820,637)	(229,824,095)	(524,316,880)

Corporate Class	(35,314,150)	(87,424,956)	(10,554,043)	(20,482,672)

Institutional Class	(630,071,294)	(1,491,466,650)	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(22,792,103)	(45,434,838)	(2,092,058)	(3,967,725)

Premier Class	-	-	(43,292,710)	(5,919,550)

Private Investment Class	(29,389,015)	(58,364,064)	(27,813,055)	(63,152,533)

Reserve Class	(10,534,271)	(28,547,353)	(10,635,381)	(22,679,822)

Resource Class	(682,881)	(2,163,408)	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(767,523,955)	(1,798,523,091)	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	132,607,139	274,262,107	173,947,258	77,173,596

CAVU Securities Class	539,049,500	209,970,253	5,251,967,110	(4,720,514,007)

Corporate Class	129,748,550	147,046,591	370,859,582	(42,052,014)

Institutional Class	9,077,027,967	(3,968,533,305)	17,152,698,845	(23,954,606,903)

Personal Investment Class	162,795,894	193,522,167	(1,105,231)	14,701,368

Premier Class	-	-	1,155,607,482	1,071,864,635

Private Investment Class	197,411,453	187,049,599	(75,787,350)	376,265,090

Reserve Class	49,259,836	(93,504,210)	(14,614,560)	86,941,326

Resource Class	1,636,281	(62,351,419)	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,289,536,620	(3,112,538,217)	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	10,290,083,494	(3,111,950,001)	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of period	$41,662,682,980	$31,372,599,486	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$31,206,443	$77,226,626

Net realized gain	14,978	17,841

Net increase in net assets resulting from operations	31,221,421	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(53,152)	(295,678)

Corporate Class	(262)	(31,523)

Institutional Class	(27,130,449)	(69,995,123)

Personal Investment Class	(227)	(541)

Private Investment Class	(1,627,141)	(1,796,244)

Reserve Class	(2,367,053)	(4,886,532)

Resource Class	(28,159)	(220,985)

Total distributions from distributable earnings	(31,206,443)	(77,226,626)

Share transactions-net:
Cash Management Class	4,224,208	(8,328,333)

Corporate Class	311	(2,766,908)

Institutional Class	(237,998,353)	(200,148,453)

Personal Investment Class	(563)	1,336

Private Investment Class	57,590,963	25,697,808

Reserve Class	21,702,318	54,825,820

Resource Class	(356,427)	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(154,837,543)	(135,417,599)

Net increase (decrease) in net assets	(154,822,565)	(135,399,758)

Net assets:
Beginning of period	1,465,166,774	1,600,566,532

End of period	$1,310,344,209	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense absorbed	Ratio of expenses to average net assets without fee waivers and/or expense absorbed	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$-	$-	$(0.02)	$1.00	2.28%	$33,944,455	0.18%(c)	0.21%(c)	4.53%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.37	24,866,992	0.18	0.21	5.24
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.38	28,835,239	0.18	0.22	4.38
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.46	21,420,557	0.13	0.21	0.47
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	17,093,039	0.10	0.21	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.91	19,215,805	0.18	0.21	0.86
Invesco Government & Agency Portfolio
Six months ended 02/28/25	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.30	58,863,713	0.16 (c)	0.17 (c)	4.57 (c)
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	-	-	(0.05)	1.00	5.38	41,709,789	0.16	0.16	5.22
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.39	65,659,515	0.16	0.16	4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.51	61,165,375	0.11	0.16	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.03	49,464,205	0.07	0.16	0.03
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.95	30,259,136	0.15	0.15	0.85
Invesco Treasury Obligations Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.27	1,045,069	0.18 (c)	0.21 (c)	4.55 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.32	1,283,023	0.18	0.21	5.19
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	-	-	(0.04)	1.00	4.25	1,483,132	0.18	0.20	4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.44	1,102,134	0.13	0.21	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,063,312	0.10	0.21	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.94	1,370,210	0.18	0.20	0.84

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share
22
Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith
23
Short-Term Investments Trust

and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$4,981,849
Invesco Government & Agency Portfolio	2,395,545
Invesco Treasury Obligations Portfolio	178,908
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.
24
Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.12%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
25
Short-Term Investments Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$-	$21,111,540
Invesco Treasury Obligations Portfolio	433,147	20,239	453,386

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,418,830,456	$-	$(9,965)	$(9,965)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,870,577,721	$1,870,577,721	2,333,007,866	$2,333,007,866
CAVU Securities Class	9,142,926,152	9,142,926,152	22,251,478,516	22,251,478,516
Corporate Class	6,182,058,893	6,182,058,893	12,354,552,252	12,354,552,252
Institutional Class	124,944,230,624	124,944,230,624	250,888,373,402	250,888,373,402
Personal Investment Class	1,663,115,163	1,663,115,163	3,726,713,615	3,726,713,615
Private Investment Class	1,591,901,152	1,591,901,152	2,799,879,705	2,799,879,705
Reserve Class	771,300,114	771,300,114	2,909,401,364	2,909,401,364
Resource Class	120,757,039	120,757,039	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	10,440,471	10,440,471	12,027,251	12,027,251
CAVU Securities Class	9,113,387	9,113,387	22,198,536	22,198,536
Corporate Class	35,314,150	35,314,150	71,234,826	71,234,826
Institutional Class	256,626,398	256,626,398	517,626,055	517,626,055
Personal Investment Class	8,586,531	8,586,531	21,558,843	21,558,843
Private Investment Class	25,704,571	25,704,571	42,479,974	42,479,974
Reserve Class	10,534,271	10,534,271	27,172,034	27,172,034
Resource Class	682,881	682,881	2,382,216	2,382,216
Reacquired:
Cash Management Class	(1,748,411,053)	(1,748,411,053)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(8,612,990,039)	(8,612,990,039)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(6,087,624,493)	(6,087,624,493)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(116,123,829,055)	(116,123,829,055)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(1,508,905,800)	(1,508,905,800)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(1,420,194,270)	(1,420,194,270)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(732,574,549)	(732,574,549)	(3,030,077,608)	(3,030,077,608)
Resource Class	(119,803,639)	(119,803,639)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,289,536,620	$10,289,536,620	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,026,499	$6,026,499	2,423,695	$2,423,695
Institutional Class	1,669,660,869	1,669,660,869	2,397,055,403	2,397,055,403
Personal Investment Class	-	-	800	800
Private Investment Class	114,253,749	114,253,749	49,001,788	49,001,788
Reserve Class	169,356,194	169,356,194	395,815,661	395,815,661
Resource Class	3,085,102	3,085,102	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	62,397	62,397	316,891	316,891
Corporate Class	311	311	35,642	35,642
Institutional Class	21,464,067	21,464,067	46,124,263	46,124,263
Personal Investment Class	273	273	536	536
Private Investment Class	1,587,937	1,587,937	1,540,314	1,540,314
Reserve Class	1,334,060	1,334,060	2,043,763	2,043,763
Resource Class	34,064	34,064	200,154	200,154
Reacquired:
Cash Management Class	(1,864,688)	(1,864,688)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(1,929,123,289)	(1,929,123,289)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(58,250,723)	(58,250,723)	(24,844,294)	(24,844,294)
Reserve Class	(148,987,936)	(148,987,936)	(343,033,604)	(343,033,604)
Resource Class	(3,475,593)	(3,475,593)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(154,837,543)	$(154,837,543)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-INST

Semi-Annual Financial Statements and Other Information
February 28, 2025
Personal Investment Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.83%
U.S. Treasury Bills-14.35%(a)
U.S. Treasury Bills	4.76%	03/06/2025	$300,000	$299,806,458
U.S. Treasury Bills	4.26%	03/11/2025	816,439	815,475,147
U.S. Treasury Bills	4.64%	03/13/2025	250,000	249,622,500
U.S. Treasury Bills	4.26%-4.27%	03/18/2025	909,003	907,177,086
U.S. Treasury Bills	4.28%	03/20/2025	15,000	14,966,461
U.S. Treasury Bills	4.31%	04/03/2025	427,000	425,350,179
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.21%	04/17/2025	890,000	884,529,853
U.S. Treasury Bills	5.02%	07/10/2025	175,000	171,959,253
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	770,000	751,539,891
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	826,222,281
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	532,814,889
				5,978,985,665
U.S. Treasury Floating Rate Notes-18.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	1,100,000	1,099,791,733
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	10/31/2025	700,000	699,955,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.48%	01/31/2026	1,312,809	1,313,488,917
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	2,212,000	2,212,031,558
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	160,000	160,120,551
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	1,213,000	1,213,969,364
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	1,000,000	1,000,213,139
				7,699,570,334
Total U.S. Treasury Securities (Cost $13,678,555,999)				13,678,555,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.83% (Cost $13,678,555,999)				13,678,555,999
			Repurchase Amount
Repurchase Agreements-67.17%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2025, maturing value of $250,090,625 (collateralized by U.S. Treasury obligations valued at $255,000,002; 0.50% - 4.88%; 12/31/2025 - 05/15/2047)	4.35%	03/03/2025	250,090,625	250,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	100,035,500	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(d)(e)	4.44%	03/03/2025	490,181,300	490,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(d)(e)	4.45%	03/03/2025	$1,055,391,229	$1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(d)(e)	4.46%	03/03/2025	1,090,405,117	1,090,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 0.25% - 4.75%; 05/31/2025 - 02/15/2050)	4.34%	03/03/2025	1,000,361,667	1,000,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	500,181,667	500,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(d)(e)	4.35%	03/03/2025	750,271,875	750,000,000
BofA Securities, Inc., term agreement dated 01/02/2025, maturing value of $500,182,500 (collateralized by U.S. Treasury obligations valued at $510,000,061; 1.75% - 4.25%; 03/31/2027 - 08/15/2041)(d)	4.38%	03/03/2025	500,182,500	500,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	758,062,500	750,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	202,126,111	200,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	303,260,833	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	200,072,500	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	2,502,114,583	2,500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	502,940,000	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	301,728,000	300,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	500,177,083	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	2,000,726,667	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$300,109,000	$300,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	2,600,944,667	2,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(f)	4.34%	03/05/2025	485,058,469	485,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	1,100,930,417	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/26/2025, maturing value of $750,272,500 (collateralized by U.S. Treasury obligations valued at $765,000,077; 0.00% - 4.63%; 03/15/2025 - 02/15/2055)(g)	4.36%	03/17/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/27/2025, maturing value of $350,042,389 (collateralized by U.S. Treasury obligations valued at $357,000,005; 1.25% - 5.00%; 04/15/2026 - 08/15/2052)(f)	4.36%	04/30/2025	350,042,389	350,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	250,090,833	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2025, maturing value of $100,036,250 (collateralized by U.S. Treasury obligations valued at $102,000,016; 4.38% - 4.88%; 10/31/2030 - 01/31/2032)	4.35%	03/03/2025	100,036,250	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	100,086,141	100,001,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	579,113,295	578,625,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/26/2025, maturing value of $100,084,194 (collateralized by a U.S. Treasury obligation valued at $102,036,759; 1.13%; 05/15/2040)(e)	4.33%	03/05/2025	100,084,194	100,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	200,072,333	200,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	200,072,500	200,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2025, maturing value of $700,055,469 (collateralized by U.S. Treasury obligations valued at $712,964,384; 0.00% - 4.75%; 02/15/2037 - 05/15/2054)	4.37%	03/03/2025	700,055,469	699,800,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	$575,208,438	$575,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, term agreement dated 06/13/2024, maturing value of $892,597,750 (collateralized by U.S. Treasury obligations valued at $899,556,341; 0.00% - 6.38%; 08/31/2025 - 02/15/2053)(e)	5.14%	05/30/2025	892,597,750	850,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	1,000,363,333	1,000,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	400,336,000	400,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	550,463,069	550,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	300,253,167	300,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	754,164,631	753,883,810
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	756,979,905	756,885,714
Total Repurchase Agreements (Cost $27,984,196,511)				27,984,196,511
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $41,662,752,510)				41,662,752,510
OTHER ASSETS LESS LIABILITIES-(0.00)%				(69,530)
NET ASSETS-100.00%				$41,662,682,980
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.28%
U.S. Treasury Bills-96.78%(a)
U.S. Treasury Bills	4.26%-4.27%	03/04/2025	$80,975	$80,946,523
U.S. Treasury Bills	4.41%-4.76%	03/06/2025	24,500	24,484,728
U.S. Treasury Bills	4.24%-4.26%	03/11/2025	78,800	78,707,274
U.S. Treasury Bills	4.64%	03/13/2025	8,000	7,987,920
U.S. Treasury Bills	4.24%-4.44%	03/18/2025	185,000	184,627,091
U.S. Treasury Bills	4.34%-5.16%	03/20/2025	15,000	14,964,377
U.S. Treasury Bills	4.26%-4.28%	03/25/2025	135,000	134,617,733
U.S. Treasury Bills	4.29%	03/27/2025	15,000	14,954,067
U.S. Treasury Bills	4.39%	04/01/2025	199,500	198,796,871
U.S. Treasury Bills	4.24%-4.31%	04/03/2025	44,000	43,830,135
U.S. Treasury Bills	4.27%-4.38%	04/08/2025	79,000	78,644,927
U.S. Treasury Bills	4.40%	04/10/2025	10,000	9,952,167
U.S. Treasury Bills	4.26%-4.28%	04/15/2025	94,400	93,900,176
U.S. Treasury Bills	4.37%-5.04%	04/17/2025	11,000	10,934,137
U.S. Treasury Bills	4.24%-4.26%	04/22/2025	46,200	45,917,607
U.S. Treasury Bills	4.26%	04/29/2025	58,000	57,612,004
U.S. Treasury Bills	4.42%	05/01/2025	9,000	8,934,044
U.S. Treasury Bills	0.00%	05/08/2025	40,000	39,680,933
U.S. Treasury Bills	4.27%	05/13/2025	12,000	11,897,192
U.S. Treasury Bills	4.41%-5.18%	05/15/2025	19,500	19,319,075
U.S. Treasury Bills	4.22%-4.44%	05/29/2025	38,000	37,603,870
U.S. Treasury Bills	4.35%	06/05/2025	7,000	6,920,573
U.S. Treasury Bills	4.26%	06/26/2025	15,000	14,796,712
U.S. Treasury Bills	5.02%	07/10/2025	4,000	3,930,497
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	13,000	12,688,137
U.S. Treasury Bills	4.27%-4.28%	10/30/2025	18,500	17,988,450
U.S. Treasury Bills	4.38%	11/28/2025	14,000	13,556,791
				1,268,194,011
U.S. Treasury Floating Rate Notes-9.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	04/30/2025	14,200	14,199,905
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	11,000	10,997,362
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	15,000	14,998,713
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	30,000	29,971,812
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	22,000	22,029,887
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	34,000	34,002,439
				126,200,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-1.87%
U.S. Treasury Note	0.25%	09/30/2025	$25,000	$24,426,362
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $1,418,820,491)				1,418,820,491
OTHER ASSETS LESS LIABILITIES-(8.28)%				(108,476,282)
NET ASSETS-100.00%				$1,310,344,209
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$13,678,555,999	$18,648,860,976	$1,418,820,491
Repurchase agreements, at value and cost	27,984,196,511	56,735,748,827	-
Cash	717,352,838	3,167,174,664	91,446
Receivable for:
Fund shares sold	13,891,229	15,431,152	35,338
Interest	117,265,685	300,725,956	474,838
Fund expenses absorbed	843,745	-	33,793
Investment for trustee deferred compensation and retirement plans	2,130,138	970,478	103,550
Other assets	412,415	1,049,667	94,859
Total assets	42,514,648,560	78,869,961,720	1,419,654,315
Liabilities:
Payable for:
Investments purchased	756,885,714	797,367,143	107,518,979
Fund shares reacquired	6,743,656	5,689,628	43,365
Dividends	78,167,309	139,904,818	1,318,037
Accrued fees to affiliates	7,618,822	10,467,295	293,612
Accrued trustees’ and officers’ fees and benefits	174,171	13,896	6,202
Accrued operating expenses	83,845	285,584	18,091
Trustee deferred compensation and retirement plans	2,292,063	1,137,625	111,820
Total liabilities	851,965,580	954,865,989	109,310,106
Net assets applicable to shares outstanding	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net assets consist of:
Shares of beneficial interest	$41,663,310,767	$77,935,051,112	$1,310,805,126
Distributable earnings (loss)	(627,787)	(19,955,381)	(460,917)
	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net Assets:
Cash Management Class	$585,651,223	$886,813,927	$6,257,856
CAVU Securities Class	$2,014,726,613	$13,291,474,845	$-
Corporate Class	$1,839,847,692	$624,258,121	$11,859
Institutional Class	$33,944,454,781	$58,863,712,700	$1,045,068,994
Personal Investment Class	$1,204,024,846	$100,307,610	$11,413
Premier Class	$-	$2,226,904,829	$-
Private Investment Class	$1,471,590,925	$1,272,661,312	$107,319,448
Reserve Class	$571,968,755	$514,567,159	$150,486,193
Resource Class	$30,418,145	$134,395,228	$1,188,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	585,623,158	887,045,213	6,259,790
CAVU Securities Class	2,014,630,006	13,294,857,355	-
Corporate Class	1,839,759,553	624,416,949	11,862
Institutional Class	33,942,842,275	58,878,700,576	1,045,390,909
Personal Investment Class	1,203,967,070	100,333,108	11,417
Premier Class	-	2,227,472,117	-
Private Investment Class	1,471,520,411	1,272,985,138	107,352,630
Reserve Class	571,941,358	514,697,947	150,532,778
Resource Class	30,416,688	134,429,420	1,188,813
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$41,662,752,510	$75,384,609,803	$1,418,820,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$806,600,528	$1,542,243,099	$33,130,190
Expenses:
Advisory fees	25,709,047	32,610,265	886,994
Administrative services fees	7,541,424	14,372,996	308,461
Custodian fees	148,908	1,832,898	793
Distribution fees:
Cash Management Class	217,622	352,646	968
Corporate Class	235,019	70,330	2
Personal Investment Class	3,150,274	284,700	31
Private Investment Class	2,082,976	1,940,422	95,450
Reserve Class	2,497,819	2,491,089	563,864
Resource Class	24,904	105,185	1,027
Transfer agent fees	1,542,685	2,935,231	63,093
Trustees’ and officers’ fees and benefits	233,567	508,006	22,938
Registration and filing fees	280,888	362,187	75,934
Reports to shareholders	39,544	37,735	5,101
Professional services fees	144,961	325,083	31,556
Other	208,784	1,112,144	46,443
Total expenses	44,058,422	59,340,917	2,102,655
Less: Fees waived and expenses reimbursed	(4,981,849)	(2,395,545)	(178,908)
Net expenses	39,076,573	56,945,372	1,923,747
Net investment income	767,523,955	1,485,297,727	31,206,443
Net realized gain from unaffiliated investment securities	546,874	594,414	14,978
Net increase in net assets resulting from operations	$768,070,829	$1,485,892,141	$31,221,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$767,523,955	$1,798,523,091	$1,485,297,727	$3,528,423,714

Net realized gain	546,874	588,216	594,414	5,590,379

Net increase in net assets resulting from operations	768,070,829	1,799,111,307	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,071,357)	(20,301,185)	(19,893,251)	(28,249,324)

CAVU Securities Class	(26,668,884)	(64,820,637)	(229,824,095)	(524,316,880)

Corporate Class	(35,314,150)	(87,424,956)	(10,554,043)	(20,482,672)

Institutional Class	(630,071,294)	(1,491,466,650)	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(22,792,103)	(45,434,838)	(2,092,058)	(3,967,725)

Premier Class	-	-	(43,292,710)	(5,919,550)

Private Investment Class	(29,389,015)	(58,364,064)	(27,813,055)	(63,152,533)

Reserve Class	(10,534,271)	(28,547,353)	(10,635,381)	(22,679,822)

Resource Class	(682,881)	(2,163,408)	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(767,523,955)	(1,798,523,091)	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	132,607,139	274,262,107	173,947,258	77,173,596

CAVU Securities Class	539,049,500	209,970,253	5,251,967,110	(4,720,514,007)

Corporate Class	129,748,550	147,046,591	370,859,582	(42,052,014)

Institutional Class	9,077,027,967	(3,968,533,305)	17,152,698,845	(23,954,606,903)

Personal Investment Class	162,795,894	193,522,167	(1,105,231)	14,701,368

Premier Class	-	-	1,155,607,482	1,071,864,635

Private Investment Class	197,411,453	187,049,599	(75,787,350)	376,265,090

Reserve Class	49,259,836	(93,504,210)	(14,614,560)	86,941,326

Resource Class	1,636,281	(62,351,419)	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,289,536,620	(3,112,538,217)	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	10,290,083,494	(3,111,950,001)	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of period	$41,662,682,980	$31,372,599,486	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$31,206,443	$77,226,626

Net realized gain	14,978	17,841

Net increase in net assets resulting from operations	31,221,421	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(53,152)	(295,678)

Corporate Class	(262)	(31,523)

Institutional Class	(27,130,449)	(69,995,123)

Personal Investment Class	(227)	(541)

Private Investment Class	(1,627,141)	(1,796,244)

Reserve Class	(2,367,053)	(4,886,532)

Resource Class	(28,159)	(220,985)

Total distributions from distributable earnings	(31,206,443)	(77,226,626)

Share transactions-net:
Cash Management Class	4,224,208	(8,328,333)

Corporate Class	311	(2,766,908)

Institutional Class	(237,998,353)	(200,148,453)

Personal Investment Class	(563)	1,336

Private Investment Class	57,590,963	25,697,808

Reserve Class	21,702,318	54,825,820

Resource Class	(356,427)	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(154,837,543)	(135,417,599)

Net increase (decrease) in net assets	(154,822,565)	(135,399,758)

Net assets:
Beginning of period	1,465,166,774	1,600,566,532

End of period	$1,310,344,209	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$-	$(0.02)	$1.00	2.00%	$1,204,025	0.73%(c)	0.76%(c)	3.98%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	4.79	1,041,215	0.73	0.76	4.69
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	3.81	847,631	0.73	0.77	3.83
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.26	580,831	0.36	0.76	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	265,106	0.10	0.76	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56	281,818	0.55	0.76	0.49
Invesco Government & Agency Portfolio
Six months ended 02/28/25	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.02	100,308	0.71 (c)	0.72 (c)	4.02 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	4.80	101,401	0.71	0.71	4.67
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	3.81	86,709	0.71	0.71	3.84
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.29	39,333	0.44	0.71	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	9,360	0.08	0.71	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.58	13,530	0.50	0.70	0.50
Invesco Treasury Obligations Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	1.99	11	0.73 (c)	0.76 (c)	4.00 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	4.75	12	0.73	0.76	4.64
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	3.68	11	0.73	0.75	3.67
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	12,718	0.42	0.76	0.17
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	3,813	0.10	0.76	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	742	0.37	0.75	0.65

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share
22
Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith
23
Short-Term Investments Trust

and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$4,981,849
Invesco Government & Agency Portfolio	2,395,545
Invesco Treasury Obligations Portfolio	178,908
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.
24
Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.12%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
25
Short-Term Investments Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$-	$21,111,540
Invesco Treasury Obligations Portfolio	433,147	20,239	453,386

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,418,830,456	$-	$(9,965)	$(9,965)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,870,577,721	$1,870,577,721	2,333,007,866	$2,333,007,866
CAVU Securities Class	9,142,926,152	9,142,926,152	22,251,478,516	22,251,478,516
Corporate Class	6,182,058,893	6,182,058,893	12,354,552,252	12,354,552,252
Institutional Class	124,944,230,624	124,944,230,624	250,888,373,402	250,888,373,402
Personal Investment Class	1,663,115,163	1,663,115,163	3,726,713,615	3,726,713,615
Private Investment Class	1,591,901,152	1,591,901,152	2,799,879,705	2,799,879,705
Reserve Class	771,300,114	771,300,114	2,909,401,364	2,909,401,364
Resource Class	120,757,039	120,757,039	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	10,440,471	10,440,471	12,027,251	12,027,251
CAVU Securities Class	9,113,387	9,113,387	22,198,536	22,198,536
Corporate Class	35,314,150	35,314,150	71,234,826	71,234,826
Institutional Class	256,626,398	256,626,398	517,626,055	517,626,055
Personal Investment Class	8,586,531	8,586,531	21,558,843	21,558,843
Private Investment Class	25,704,571	25,704,571	42,479,974	42,479,974
Reserve Class	10,534,271	10,534,271	27,172,034	27,172,034
Resource Class	682,881	682,881	2,382,216	2,382,216
Reacquired:
Cash Management Class	(1,748,411,053)	(1,748,411,053)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(8,612,990,039)	(8,612,990,039)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(6,087,624,493)	(6,087,624,493)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(116,123,829,055)	(116,123,829,055)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(1,508,905,800)	(1,508,905,800)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(1,420,194,270)	(1,420,194,270)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(732,574,549)	(732,574,549)	(3,030,077,608)	(3,030,077,608)
Resource Class	(119,803,639)	(119,803,639)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,289,536,620	$10,289,536,620	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,026,499	$6,026,499	2,423,695	$2,423,695
Institutional Class	1,669,660,869	1,669,660,869	2,397,055,403	2,397,055,403
Personal Investment Class	-	-	800	800
Private Investment Class	114,253,749	114,253,749	49,001,788	49,001,788
Reserve Class	169,356,194	169,356,194	395,815,661	395,815,661
Resource Class	3,085,102	3,085,102	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	62,397	62,397	316,891	316,891
Corporate Class	311	311	35,642	35,642
Institutional Class	21,464,067	21,464,067	46,124,263	46,124,263
Personal Investment Class	273	273	536	536
Private Investment Class	1,587,937	1,587,937	1,540,314	1,540,314
Reserve Class	1,334,060	1,334,060	2,043,763	2,043,763
Resource Class	34,064	34,064	200,154	200,154
Reacquired:
Cash Management Class	(1,864,688)	(1,864,688)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(1,929,123,289)	(1,929,123,289)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(58,250,723)	(58,250,723)	(24,844,294)	(24,844,294)
Reserve Class	(148,987,936)	(148,987,936)	(343,033,604)	(343,033,604)
Resource Class	(3,475,593)	(3,475,593)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(154,837,543)	$(154,837,543)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-PER

Semi-Annual Financial Statements and Other Information
February 28, 2025
Premier Class
Short-Term Investments Trust (STIT)
Invesco Government & Agency Portfolio

2	Schedule of Investments
10	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value	18,648,860,976
Repurchase agreements, at value and cost	56,735,748,827
Cash	3,167,174,664
Receivable for:
Fund shares sold	15,431,152
Interest	300,725,956
Investment for trustee deferred compensation and retirement plans	970,478
Other assets	1,049,667
Total assets	78,869,961,720
Liabilities:
Payable for:
Investments purchased	797,367,143
Fund shares reacquired	5,689,628
Dividends	139,904,818
Accrued fees to affiliates	10,467,295
Accrued trustees’ and officers’ fees and benefits	13,896
Accrued operating expenses	285,584
Trustee deferred compensation and retirement plans	1,137,625
Total liabilities	954,865,989
Net assets applicable to shares outstanding	77,915,095,731
Net assets consist of:
Shares of beneficial interest	77,935,051,112
Distributable earnings (loss)	(19,955,381)
77,915,095,731
Net Assets:
Cash Management Class	886,813,927
CAVU Securities Class	13,291,474,845
Corporate Class	624,258,121
Institutional Class	58,863,712,700
Personal Investment Class	100,307,610
Premier Class	2,226,904,829
Private Investment Class	1,272,661,312
Reserve Class	514,567,159
Resource Class	134,395,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	887,045,213
CAVU Securities Class	13,294,857,355
Corporate Class	624,416,949
Institutional Class	58,878,700,576
Personal Investment Class	100,333,108
Premier Class	2,227,472,117
Private Investment Class	1,272,985,138
Reserve Class	514,697,947
Resource Class	134,429,420
Net asset value, offering and redemption price per share for each class	1.00
Cost of Investments	75,384,609,803
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)

Investment income:
Interest	$1,542,243,099
Expenses:
Advisory fees	32,610,265
Administrative services fees	14,372,996
Custodian fees	1,832,898
Distribution fees:
Cash Management Class	352,646
Corporate Class	70,330
Personal Investment Class	284,700
Private Investment Class	1,940,422
Reserve Class	2,491,089
Resource Class	105,185
Transfer agent fees	2,935,231
Trustees’ and officers’ fees and benefits	508,006
Registration and filing fees	362,187
Reports to shareholders	37,735
Professional services fees	325,083
Other	1,112,144
Total expenses	59,340,917
Less: Fees waived and expenses reimbursed	(2,395,545)
Net expenses	56,945,372
Net investment income	1,485,297,727
Net realized gain from unaffiliated investment securities	594,414
Net increase in net assets resulting from operations	$1,485,892,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	February 28, 2025	August 31, 2024
Operations:
Net investment income	$1,485,297,727	$3,528,423,714

Net realized gain	594,414	5,590,379

Net increase in net assets resulting from operations	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(19,893,251)	(28,249,324)

CAVU Securities Class	(229,824,095)	(524,316,880)

Corporate Class	(10,554,043)	(20,482,672)

Institutional Class	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(2,092,058)	(3,967,725)

Premier Class	(43,292,710)	(5,919,550)

Private Investment Class	(27,813,055)	(63,152,533)

Reserve Class	(10,635,381)	(22,679,822)

Resource Class	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	173,947,258	77,173,596

CAVU Securities Class	5,251,967,110	(4,720,514,007)

Corporate Class	370,859,582	(42,052,014)

Institutional Class	17,152,698,845	(23,954,606,903)

Personal Investment Class	(1,105,231)	14,701,368

Premier Class	1,155,607,482	1,071,864,635

Private Investment Class	(75,787,350)	376,265,090

Reserve Class	(14,614,560)	86,941,326

Resource Class	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	53,891,740,682	81,017,106,237

End of period	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Premier Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Government & Agency Portfolio
Six months ended 02/28/25	$1.00	$0.02	$(0.00)	$0.02	$(0.02)	$1.00	2.32%	$2,226,905	0.12%(c )	0.17%(c)	4.61%(c)
Period ended 08/31/24(d)	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.24	1,071,639	0.12%(c )	0.17 (c)	5.26 (c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
(d)	Commencement date of June 7, 2024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share
15
Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of
16
Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on the Fund’s average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2025, the management fee incurred for the Fund was equivalent to the annual effective rate of the Fund’s average daily net assets, as shown below:
Invesco Government & Agency Portfolio	0.05
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for the Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for the Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Government & Agency Portfolio	$2,395,545
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of the Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of the Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
17
Short-Term Investments Trust

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of the Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term
	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$21,111,540

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

18
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-PMR

Semi-Annual Financial Statements and Other Information
February 28, 2025
Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.83%
U.S. Treasury Bills-14.35%(a)
U.S. Treasury Bills	4.76%	03/06/2025	$300,000	$299,806,458
U.S. Treasury Bills	4.26%	03/11/2025	816,439	815,475,147
U.S. Treasury Bills	4.64%	03/13/2025	250,000	249,622,500
U.S. Treasury Bills	4.26%-4.27%	03/18/2025	909,003	907,177,086
U.S. Treasury Bills	4.28%	03/20/2025	15,000	14,966,461
U.S. Treasury Bills	4.31%	04/03/2025	427,000	425,350,179
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.21%	04/17/2025	890,000	884,529,853
U.S. Treasury Bills	5.02%	07/10/2025	175,000	171,959,253
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	770,000	751,539,891
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	826,222,281
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	532,814,889
				5,978,985,665
U.S. Treasury Floating Rate Notes-18.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	1,100,000	1,099,791,733
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	10/31/2025	700,000	699,955,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.48%	01/31/2026	1,312,809	1,313,488,917
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	2,212,000	2,212,031,558
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	160,000	160,120,551
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	1,213,000	1,213,969,364
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	1,000,000	1,000,213,139
				7,699,570,334
Total U.S. Treasury Securities (Cost $13,678,555,999)				13,678,555,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.83% (Cost $13,678,555,999)				13,678,555,999
			Repurchase Amount
Repurchase Agreements-67.17%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2025, maturing value of $250,090,625 (collateralized by U.S. Treasury obligations valued at $255,000,002; 0.50% - 4.88%; 12/31/2025 - 05/15/2047)	4.35%	03/03/2025	250,090,625	250,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	100,035,500	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(d)(e)	4.44%	03/03/2025	490,181,300	490,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(d)(e)	4.45%	03/03/2025	$1,055,391,229	$1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(d)(e)	4.46%	03/03/2025	1,090,405,117	1,090,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 0.25% - 4.75%; 05/31/2025 - 02/15/2050)	4.34%	03/03/2025	1,000,361,667	1,000,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	500,181,667	500,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(d)(e)	4.35%	03/03/2025	750,271,875	750,000,000
BofA Securities, Inc., term agreement dated 01/02/2025, maturing value of $500,182,500 (collateralized by U.S. Treasury obligations valued at $510,000,061; 1.75% - 4.25%; 03/31/2027 - 08/15/2041)(d)	4.38%	03/03/2025	500,182,500	500,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	758,062,500	750,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	202,126,111	200,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	303,260,833	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	200,072,500	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	2,502,114,583	2,500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	502,940,000	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	301,728,000	300,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	500,177,083	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	2,000,726,667	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$300,109,000	$300,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	2,600,944,667	2,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(f)	4.34%	03/05/2025	485,058,469	485,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	1,100,930,417	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/26/2025, maturing value of $750,272,500 (collateralized by U.S. Treasury obligations valued at $765,000,077; 0.00% - 4.63%; 03/15/2025 - 02/15/2055)(g)	4.36%	03/17/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/27/2025, maturing value of $350,042,389 (collateralized by U.S. Treasury obligations valued at $357,000,005; 1.25% - 5.00%; 04/15/2026 - 08/15/2052)(f)	4.36%	04/30/2025	350,042,389	350,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	250,090,833	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2025, maturing value of $100,036,250 (collateralized by U.S. Treasury obligations valued at $102,000,016; 4.38% - 4.88%; 10/31/2030 - 01/31/2032)	4.35%	03/03/2025	100,036,250	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	100,086,141	100,001,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	579,113,295	578,625,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/26/2025, maturing value of $100,084,194 (collateralized by a U.S. Treasury obligation valued at $102,036,759; 1.13%; 05/15/2040)(e)	4.33%	03/05/2025	100,084,194	100,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	200,072,333	200,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	200,072,500	200,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2025, maturing value of $700,055,469 (collateralized by U.S. Treasury obligations valued at $712,964,384; 0.00% - 4.75%; 02/15/2037 - 05/15/2054)	4.37%	03/03/2025	700,055,469	699,800,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	$575,208,438	$575,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, term agreement dated 06/13/2024, maturing value of $892,597,750 (collateralized by U.S. Treasury obligations valued at $899,556,341; 0.00% - 6.38%; 08/31/2025 - 02/15/2053)(e)	5.14%	05/30/2025	892,597,750	850,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	1,000,363,333	1,000,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	400,336,000	400,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	550,463,069	550,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	300,253,167	300,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	754,164,631	753,883,810
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	756,979,905	756,885,714
Total Repurchase Agreements (Cost $27,984,196,511)				27,984,196,511
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $41,662,752,510)				41,662,752,510
OTHER ASSETS LESS LIABILITIES-(0.00)%				(69,530)
NET ASSETS-100.00%				$41,662,682,980
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.28%
U.S. Treasury Bills-96.78%(a)
U.S. Treasury Bills	4.26%-4.27%	03/04/2025	$80,975	$80,946,523
U.S. Treasury Bills	4.41%-4.76%	03/06/2025	24,500	24,484,728
U.S. Treasury Bills	4.24%-4.26%	03/11/2025	78,800	78,707,274
U.S. Treasury Bills	4.64%	03/13/2025	8,000	7,987,920
U.S. Treasury Bills	4.24%-4.44%	03/18/2025	185,000	184,627,091
U.S. Treasury Bills	4.34%-5.16%	03/20/2025	15,000	14,964,377
U.S. Treasury Bills	4.26%-4.28%	03/25/2025	135,000	134,617,733
U.S. Treasury Bills	4.29%	03/27/2025	15,000	14,954,067
U.S. Treasury Bills	4.39%	04/01/2025	199,500	198,796,871
U.S. Treasury Bills	4.24%-4.31%	04/03/2025	44,000	43,830,135
U.S. Treasury Bills	4.27%-4.38%	04/08/2025	79,000	78,644,927
U.S. Treasury Bills	4.40%	04/10/2025	10,000	9,952,167
U.S. Treasury Bills	4.26%-4.28%	04/15/2025	94,400	93,900,176
U.S. Treasury Bills	4.37%-5.04%	04/17/2025	11,000	10,934,137
U.S. Treasury Bills	4.24%-4.26%	04/22/2025	46,200	45,917,607
U.S. Treasury Bills	4.26%	04/29/2025	58,000	57,612,004
U.S. Treasury Bills	4.42%	05/01/2025	9,000	8,934,044
U.S. Treasury Bills	0.00%	05/08/2025	40,000	39,680,933
U.S. Treasury Bills	4.27%	05/13/2025	12,000	11,897,192
U.S. Treasury Bills	4.41%-5.18%	05/15/2025	19,500	19,319,075
U.S. Treasury Bills	4.22%-4.44%	05/29/2025	38,000	37,603,870
U.S. Treasury Bills	4.35%	06/05/2025	7,000	6,920,573
U.S. Treasury Bills	4.26%	06/26/2025	15,000	14,796,712
U.S. Treasury Bills	5.02%	07/10/2025	4,000	3,930,497
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	13,000	12,688,137
U.S. Treasury Bills	4.27%-4.28%	10/30/2025	18,500	17,988,450
U.S. Treasury Bills	4.38%	11/28/2025	14,000	13,556,791
				1,268,194,011
U.S. Treasury Floating Rate Notes-9.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	04/30/2025	14,200	14,199,905
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	11,000	10,997,362
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	15,000	14,998,713
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	30,000	29,971,812
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	22,000	22,029,887
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	34,000	34,002,439
				126,200,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-1.87%
U.S. Treasury Note	0.25%	09/30/2025	$25,000	$24,426,362
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $1,418,820,491)				1,418,820,491
OTHER ASSETS LESS LIABILITIES-(8.28)%				(108,476,282)
NET ASSETS-100.00%				$1,310,344,209
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$13,678,555,999	$18,648,860,976	$1,418,820,491
Repurchase agreements, at value and cost	27,984,196,511	56,735,748,827	-
Cash	717,352,838	3,167,174,664	91,446
Receivable for:
Fund shares sold	13,891,229	15,431,152	35,338
Interest	117,265,685	300,725,956	474,838
Fund expenses absorbed	843,745	-	33,793
Investment for trustee deferred compensation and retirement plans	2,130,138	970,478	103,550
Other assets	412,415	1,049,667	94,859
Total assets	42,514,648,560	78,869,961,720	1,419,654,315
Liabilities:
Payable for:
Investments purchased	756,885,714	797,367,143	107,518,979
Fund shares reacquired	6,743,656	5,689,628	43,365
Dividends	78,167,309	139,904,818	1,318,037
Accrued fees to affiliates	7,618,822	10,467,295	293,612
Accrued trustees’ and officers’ fees and benefits	174,171	13,896	6,202
Accrued operating expenses	83,845	285,584	18,091
Trustee deferred compensation and retirement plans	2,292,063	1,137,625	111,820
Total liabilities	851,965,580	954,865,989	109,310,106
Net assets applicable to shares outstanding	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net assets consist of:
Shares of beneficial interest	$41,663,310,767	$77,935,051,112	$1,310,805,126
Distributable earnings (loss)	(627,787)	(19,955,381)	(460,917)
	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net Assets:
Cash Management Class	$585,651,223	$886,813,927	$6,257,856
CAVU Securities Class	$2,014,726,613	$13,291,474,845	$-
Corporate Class	$1,839,847,692	$624,258,121	$11,859
Institutional Class	$33,944,454,781	$58,863,712,700	$1,045,068,994
Personal Investment Class	$1,204,024,846	$100,307,610	$11,413
Premier Class	$-	$2,226,904,829	$-
Private Investment Class	$1,471,590,925	$1,272,661,312	$107,319,448
Reserve Class	$571,968,755	$514,567,159	$150,486,193
Resource Class	$30,418,145	$134,395,228	$1,188,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	585,623,158	887,045,213	6,259,790
CAVU Securities Class	2,014,630,006	13,294,857,355	-
Corporate Class	1,839,759,553	624,416,949	11,862
Institutional Class	33,942,842,275	58,878,700,576	1,045,390,909
Personal Investment Class	1,203,967,070	100,333,108	11,417
Premier Class	-	2,227,472,117	-
Private Investment Class	1,471,520,411	1,272,985,138	107,352,630
Reserve Class	571,941,358	514,697,947	150,532,778
Resource Class	30,416,688	134,429,420	1,188,813
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$41,662,752,510	$75,384,609,803	$1,418,820,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$806,600,528	$1,542,243,099	$33,130,190
Expenses:
Advisory fees	25,709,047	32,610,265	886,994
Administrative services fees	7,541,424	14,372,996	308,461
Custodian fees	148,908	1,832,898	793
Distribution fees:
Cash Management Class	217,622	352,646	968
Corporate Class	235,019	70,330	2
Personal Investment Class	3,150,274	284,700	31
Private Investment Class	2,082,976	1,940,422	95,450
Reserve Class	2,497,819	2,491,089	563,864
Resource Class	24,904	105,185	1,027
Transfer agent fees	1,542,685	2,935,231	63,093
Trustees’ and officers’ fees and benefits	233,567	508,006	22,938
Registration and filing fees	280,888	362,187	75,934
Reports to shareholders	39,544	37,735	5,101
Professional services fees	144,961	325,083	31,556
Other	208,784	1,112,144	46,443
Total expenses	44,058,422	59,340,917	2,102,655
Less: Fees waived and expenses reimbursed	(4,981,849)	(2,395,545)	(178,908)
Net expenses	39,076,573	56,945,372	1,923,747
Net investment income	767,523,955	1,485,297,727	31,206,443
Net realized gain from unaffiliated investment securities	546,874	594,414	14,978
Net increase in net assets resulting from operations	$768,070,829	$1,485,892,141	$31,221,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$767,523,955	$1,798,523,091	$1,485,297,727	$3,528,423,714

Net realized gain	546,874	588,216	594,414	5,590,379

Net increase in net assets resulting from operations	768,070,829	1,799,111,307	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,071,357)	(20,301,185)	(19,893,251)	(28,249,324)

CAVU Securities Class	(26,668,884)	(64,820,637)	(229,824,095)	(524,316,880)

Corporate Class	(35,314,150)	(87,424,956)	(10,554,043)	(20,482,672)

Institutional Class	(630,071,294)	(1,491,466,650)	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(22,792,103)	(45,434,838)	(2,092,058)	(3,967,725)

Premier Class	-	-	(43,292,710)	(5,919,550)

Private Investment Class	(29,389,015)	(58,364,064)	(27,813,055)	(63,152,533)

Reserve Class	(10,534,271)	(28,547,353)	(10,635,381)	(22,679,822)

Resource Class	(682,881)	(2,163,408)	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(767,523,955)	(1,798,523,091)	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	132,607,139	274,262,107	173,947,258	77,173,596

CAVU Securities Class	539,049,500	209,970,253	5,251,967,110	(4,720,514,007)

Corporate Class	129,748,550	147,046,591	370,859,582	(42,052,014)

Institutional Class	9,077,027,967	(3,968,533,305)	17,152,698,845	(23,954,606,903)

Personal Investment Class	162,795,894	193,522,167	(1,105,231)	14,701,368

Premier Class	-	-	1,155,607,482	1,071,864,635

Private Investment Class	197,411,453	187,049,599	(75,787,350)	376,265,090

Reserve Class	49,259,836	(93,504,210)	(14,614,560)	86,941,326

Resource Class	1,636,281	(62,351,419)	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,289,536,620	(3,112,538,217)	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	10,290,083,494	(3,111,950,001)	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of period	$41,662,682,980	$31,372,599,486	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$31,206,443	$77,226,626

Net realized gain	14,978	17,841

Net increase in net assets resulting from operations	31,221,421	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(53,152)	(295,678)

Corporate Class	(262)	(31,523)

Institutional Class	(27,130,449)	(69,995,123)

Personal Investment Class	(227)	(541)

Private Investment Class	(1,627,141)	(1,796,244)

Reserve Class	(2,367,053)	(4,886,532)

Resource Class	(28,159)	(220,985)

Total distributions from distributable earnings	(31,206,443)	(77,226,626)

Share transactions-net:
Cash Management Class	4,224,208	(8,328,333)

Corporate Class	311	(2,766,908)

Institutional Class	(237,998,353)	(200,148,453)

Personal Investment Class	(563)	1,336

Private Investment Class	57,590,963	25,697,808

Reserve Class	21,702,318	54,825,820

Resource Class	(356,427)	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(154,837,543)	(135,417,599)

Net increase (decrease) in net assets	(154,822,565)	(135,399,758)

Net assets:
Beginning of period	1,465,166,774	1,600,566,532

End of period	$1,310,344,209	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$-	$-	$(0.02)	$1.00	2.13%	$1,471,591	0.48%(c)	0.51%(c)	4.23%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.05	1,274,163	0.48	0.51	4.94
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.06	1,087,038	0.48	0.52	4.08
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.34	381,789	0.26	0.51	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	303,848	0.10	0.51	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.70	422,828	0.39	0.51	0.65
Invesco Government & Agency Portfolio
Six months ended 02/28/25	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.15	1,272,661	0.46 (c)	0.47 (c)	4.27 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.06	1,348,259	0.46	0.46	4.92
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.07	972,195	0.46	0.46	4.09
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.37	577,941	0.25	0.46	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	505,970	0.08	0.46	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.72	582,082	0.38	0.45	0.62
Invesco Treasury Obligations Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.14	107,319	0.43 (c)	0.46 (c)	4.30 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.05	49,747	0.43	0.46	4.94
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	-	-	(0.04)	1.00	3.99	24,057	0.43	0.45	3.97
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.33	14,565	0.25	0.46	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	14,645	0.10	0.46	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.74	14,424	0.36	0.45	0.66

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share
22
Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith
23
Short-Term Investments Trust

and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$4,981,849
Invesco Government & Agency Portfolio	2,395,545
Invesco Treasury Obligations Portfolio	178,908
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.
24
Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.12%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
25
Short-Term Investments Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$-	$21,111,540
Invesco Treasury Obligations Portfolio	433,147	20,239	453,386

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,418,830,456	$-	$(9,965)	$(9,965)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,870,577,721	$1,870,577,721	2,333,007,866	$2,333,007,866
CAVU Securities Class	9,142,926,152	9,142,926,152	22,251,478,516	22,251,478,516
Corporate Class	6,182,058,893	6,182,058,893	12,354,552,252	12,354,552,252
Institutional Class	124,944,230,624	124,944,230,624	250,888,373,402	250,888,373,402
Personal Investment Class	1,663,115,163	1,663,115,163	3,726,713,615	3,726,713,615
Private Investment Class	1,591,901,152	1,591,901,152	2,799,879,705	2,799,879,705
Reserve Class	771,300,114	771,300,114	2,909,401,364	2,909,401,364
Resource Class	120,757,039	120,757,039	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	10,440,471	10,440,471	12,027,251	12,027,251
CAVU Securities Class	9,113,387	9,113,387	22,198,536	22,198,536
Corporate Class	35,314,150	35,314,150	71,234,826	71,234,826
Institutional Class	256,626,398	256,626,398	517,626,055	517,626,055
Personal Investment Class	8,586,531	8,586,531	21,558,843	21,558,843
Private Investment Class	25,704,571	25,704,571	42,479,974	42,479,974
Reserve Class	10,534,271	10,534,271	27,172,034	27,172,034
Resource Class	682,881	682,881	2,382,216	2,382,216
Reacquired:
Cash Management Class	(1,748,411,053)	(1,748,411,053)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(8,612,990,039)	(8,612,990,039)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(6,087,624,493)	(6,087,624,493)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(116,123,829,055)	(116,123,829,055)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(1,508,905,800)	(1,508,905,800)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(1,420,194,270)	(1,420,194,270)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(732,574,549)	(732,574,549)	(3,030,077,608)	(3,030,077,608)
Resource Class	(119,803,639)	(119,803,639)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,289,536,620	$10,289,536,620	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,026,499	$6,026,499	2,423,695	$2,423,695
Institutional Class	1,669,660,869	1,669,660,869	2,397,055,403	2,397,055,403
Personal Investment Class	-	-	800	800
Private Investment Class	114,253,749	114,253,749	49,001,788	49,001,788
Reserve Class	169,356,194	169,356,194	395,815,661	395,815,661
Resource Class	3,085,102	3,085,102	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	62,397	62,397	316,891	316,891
Corporate Class	311	311	35,642	35,642
Institutional Class	21,464,067	21,464,067	46,124,263	46,124,263
Personal Investment Class	273	273	536	536
Private Investment Class	1,587,937	1,587,937	1,540,314	1,540,314
Reserve Class	1,334,060	1,334,060	2,043,763	2,043,763
Resource Class	34,064	34,064	200,154	200,154
Reacquired:
Cash Management Class	(1,864,688)	(1,864,688)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(1,929,123,289)	(1,929,123,289)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(58,250,723)	(58,250,723)	(24,844,294)	(24,844,294)
Reserve Class	(148,987,936)	(148,987,936)	(343,033,604)	(343,033,604)
Resource Class	(3,475,593)	(3,475,593)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(154,837,543)	$(154,837,543)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-PRV

Semi-Annual Financial Statements and Other Information
February 28, 2025
Reserve Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.83%
U.S. Treasury Bills-14.35%(a)
U.S. Treasury Bills	4.76%	03/06/2025	$300,000	$299,806,458
U.S. Treasury Bills	4.26%	03/11/2025	816,439	815,475,147
U.S. Treasury Bills	4.64%	03/13/2025	250,000	249,622,500
U.S. Treasury Bills	4.26%-4.27%	03/18/2025	909,003	907,177,086
U.S. Treasury Bills	4.28%	03/20/2025	15,000	14,966,461
U.S. Treasury Bills	4.31%	04/03/2025	427,000	425,350,179
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.21%	04/17/2025	890,000	884,529,853
U.S. Treasury Bills	5.02%	07/10/2025	175,000	171,959,253
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	770,000	751,539,891
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	826,222,281
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	532,814,889
				5,978,985,665
U.S. Treasury Floating Rate Notes-18.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	1,100,000	1,099,791,733
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	10/31/2025	700,000	699,955,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.48%	01/31/2026	1,312,809	1,313,488,917
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	2,212,000	2,212,031,558
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	160,000	160,120,551
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	1,213,000	1,213,969,364
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	1,000,000	1,000,213,139
				7,699,570,334
Total U.S. Treasury Securities (Cost $13,678,555,999)				13,678,555,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.83% (Cost $13,678,555,999)				13,678,555,999
			Repurchase Amount
Repurchase Agreements-67.17%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2025, maturing value of $250,090,625 (collateralized by U.S. Treasury obligations valued at $255,000,002; 0.50% - 4.88%; 12/31/2025 - 05/15/2047)	4.35%	03/03/2025	250,090,625	250,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	100,035,500	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(d)(e)	4.44%	03/03/2025	490,181,300	490,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(d)(e)	4.45%	03/03/2025	$1,055,391,229	$1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(d)(e)	4.46%	03/03/2025	1,090,405,117	1,090,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 0.25% - 4.75%; 05/31/2025 - 02/15/2050)	4.34%	03/03/2025	1,000,361,667	1,000,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	500,181,667	500,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(d)(e)	4.35%	03/03/2025	750,271,875	750,000,000
BofA Securities, Inc., term agreement dated 01/02/2025, maturing value of $500,182,500 (collateralized by U.S. Treasury obligations valued at $510,000,061; 1.75% - 4.25%; 03/31/2027 - 08/15/2041)(d)	4.38%	03/03/2025	500,182,500	500,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	758,062,500	750,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	202,126,111	200,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	303,260,833	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	200,072,500	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	2,502,114,583	2,500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	502,940,000	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	301,728,000	300,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	500,177,083	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	2,000,726,667	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$300,109,000	$300,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	2,600,944,667	2,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(f)	4.34%	03/05/2025	485,058,469	485,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	1,100,930,417	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/26/2025, maturing value of $750,272,500 (collateralized by U.S. Treasury obligations valued at $765,000,077; 0.00% - 4.63%; 03/15/2025 - 02/15/2055)(g)	4.36%	03/17/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/27/2025, maturing value of $350,042,389 (collateralized by U.S. Treasury obligations valued at $357,000,005; 1.25% - 5.00%; 04/15/2026 - 08/15/2052)(f)	4.36%	04/30/2025	350,042,389	350,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	250,090,833	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2025, maturing value of $100,036,250 (collateralized by U.S. Treasury obligations valued at $102,000,016; 4.38% - 4.88%; 10/31/2030 - 01/31/2032)	4.35%	03/03/2025	100,036,250	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	100,086,141	100,001,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	579,113,295	578,625,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/26/2025, maturing value of $100,084,194 (collateralized by a U.S. Treasury obligation valued at $102,036,759; 1.13%; 05/15/2040)(e)	4.33%	03/05/2025	100,084,194	100,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	200,072,333	200,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	200,072,500	200,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2025, maturing value of $700,055,469 (collateralized by U.S. Treasury obligations valued at $712,964,384; 0.00% - 4.75%; 02/15/2037 - 05/15/2054)	4.37%	03/03/2025	700,055,469	699,800,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	$575,208,438	$575,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, term agreement dated 06/13/2024, maturing value of $892,597,750 (collateralized by U.S. Treasury obligations valued at $899,556,341; 0.00% - 6.38%; 08/31/2025 - 02/15/2053)(e)	5.14%	05/30/2025	892,597,750	850,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	1,000,363,333	1,000,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	400,336,000	400,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	550,463,069	550,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	300,253,167	300,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	754,164,631	753,883,810
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	756,979,905	756,885,714
Total Repurchase Agreements (Cost $27,984,196,511)				27,984,196,511
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $41,662,752,510)				41,662,752,510
OTHER ASSETS LESS LIABILITIES-(0.00)%				(69,530)
NET ASSETS-100.00%				$41,662,682,980
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.28%
U.S. Treasury Bills-96.78%(a)
U.S. Treasury Bills	4.26%-4.27%	03/04/2025	$80,975	$80,946,523
U.S. Treasury Bills	4.41%-4.76%	03/06/2025	24,500	24,484,728
U.S. Treasury Bills	4.24%-4.26%	03/11/2025	78,800	78,707,274
U.S. Treasury Bills	4.64%	03/13/2025	8,000	7,987,920
U.S. Treasury Bills	4.24%-4.44%	03/18/2025	185,000	184,627,091
U.S. Treasury Bills	4.34%-5.16%	03/20/2025	15,000	14,964,377
U.S. Treasury Bills	4.26%-4.28%	03/25/2025	135,000	134,617,733
U.S. Treasury Bills	4.29%	03/27/2025	15,000	14,954,067
U.S. Treasury Bills	4.39%	04/01/2025	199,500	198,796,871
U.S. Treasury Bills	4.24%-4.31%	04/03/2025	44,000	43,830,135
U.S. Treasury Bills	4.27%-4.38%	04/08/2025	79,000	78,644,927
U.S. Treasury Bills	4.40%	04/10/2025	10,000	9,952,167
U.S. Treasury Bills	4.26%-4.28%	04/15/2025	94,400	93,900,176
U.S. Treasury Bills	4.37%-5.04%	04/17/2025	11,000	10,934,137
U.S. Treasury Bills	4.24%-4.26%	04/22/2025	46,200	45,917,607
U.S. Treasury Bills	4.26%	04/29/2025	58,000	57,612,004
U.S. Treasury Bills	4.42%	05/01/2025	9,000	8,934,044
U.S. Treasury Bills	0.00%	05/08/2025	40,000	39,680,933
U.S. Treasury Bills	4.27%	05/13/2025	12,000	11,897,192
U.S. Treasury Bills	4.41%-5.18%	05/15/2025	19,500	19,319,075
U.S. Treasury Bills	4.22%-4.44%	05/29/2025	38,000	37,603,870
U.S. Treasury Bills	4.35%	06/05/2025	7,000	6,920,573
U.S. Treasury Bills	4.26%	06/26/2025	15,000	14,796,712
U.S. Treasury Bills	5.02%	07/10/2025	4,000	3,930,497
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	13,000	12,688,137
U.S. Treasury Bills	4.27%-4.28%	10/30/2025	18,500	17,988,450
U.S. Treasury Bills	4.38%	11/28/2025	14,000	13,556,791
				1,268,194,011
U.S. Treasury Floating Rate Notes-9.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	04/30/2025	14,200	14,199,905
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	11,000	10,997,362
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	15,000	14,998,713
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	30,000	29,971,812
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	22,000	22,029,887
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	34,000	34,002,439
				126,200,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-1.87%
U.S. Treasury Note	0.25%	09/30/2025	$25,000	$24,426,362
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $1,418,820,491)				1,418,820,491
OTHER ASSETS LESS LIABILITIES-(8.28)%				(108,476,282)
NET ASSETS-100.00%				$1,310,344,209
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$13,678,555,999	$18,648,860,976	$1,418,820,491
Repurchase agreements, at value and cost	27,984,196,511	56,735,748,827	-
Cash	717,352,838	3,167,174,664	91,446
Receivable for:
Fund shares sold	13,891,229	15,431,152	35,338
Interest	117,265,685	300,725,956	474,838
Fund expenses absorbed	843,745	-	33,793
Investment for trustee deferred compensation and retirement plans	2,130,138	970,478	103,550
Other assets	412,415	1,049,667	94,859
Total assets	42,514,648,560	78,869,961,720	1,419,654,315
Liabilities:
Payable for:
Investments purchased	756,885,714	797,367,143	107,518,979
Fund shares reacquired	6,743,656	5,689,628	43,365
Dividends	78,167,309	139,904,818	1,318,037
Accrued fees to affiliates	7,618,822	10,467,295	293,612
Accrued trustees’ and officers’ fees and benefits	174,171	13,896	6,202
Accrued operating expenses	83,845	285,584	18,091
Trustee deferred compensation and retirement plans	2,292,063	1,137,625	111,820
Total liabilities	851,965,580	954,865,989	109,310,106
Net assets applicable to shares outstanding	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net assets consist of:
Shares of beneficial interest	$41,663,310,767	$77,935,051,112	$1,310,805,126
Distributable earnings (loss)	(627,787)	(19,955,381)	(460,917)
	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net Assets:
Cash Management Class	$585,651,223	$886,813,927	$6,257,856
CAVU Securities Class	$2,014,726,613	$13,291,474,845	$-
Corporate Class	$1,839,847,692	$624,258,121	$11,859
Institutional Class	$33,944,454,781	$58,863,712,700	$1,045,068,994
Personal Investment Class	$1,204,024,846	$100,307,610	$11,413
Premier Class	$-	$2,226,904,829	$-
Private Investment Class	$1,471,590,925	$1,272,661,312	$107,319,448
Reserve Class	$571,968,755	$514,567,159	$150,486,193
Resource Class	$30,418,145	$134,395,228	$1,188,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	585,623,158	887,045,213	6,259,790
CAVU Securities Class	2,014,630,006	13,294,857,355	-
Corporate Class	1,839,759,553	624,416,949	11,862
Institutional Class	33,942,842,275	58,878,700,576	1,045,390,909
Personal Investment Class	1,203,967,070	100,333,108	11,417
Premier Class	-	2,227,472,117	-
Private Investment Class	1,471,520,411	1,272,985,138	107,352,630
Reserve Class	571,941,358	514,697,947	150,532,778
Resource Class	30,416,688	134,429,420	1,188,813
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$41,662,752,510	$75,384,609,803	$1,418,820,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$806,600,528	$1,542,243,099	$33,130,190
Expenses:
Advisory fees	25,709,047	32,610,265	886,994
Administrative services fees	7,541,424	14,372,996	308,461
Custodian fees	148,908	1,832,898	793
Distribution fees:
Cash Management Class	217,622	352,646	968
Corporate Class	235,019	70,330	2
Personal Investment Class	3,150,274	284,700	31
Private Investment Class	2,082,976	1,940,422	95,450
Reserve Class	2,497,819	2,491,089	563,864
Resource Class	24,904	105,185	1,027
Transfer agent fees	1,542,685	2,935,231	63,093
Trustees’ and officers’ fees and benefits	233,567	508,006	22,938
Registration and filing fees	280,888	362,187	75,934
Reports to shareholders	39,544	37,735	5,101
Professional services fees	144,961	325,083	31,556
Other	208,784	1,112,144	46,443
Total expenses	44,058,422	59,340,917	2,102,655
Less: Fees waived and expenses reimbursed	(4,981,849)	(2,395,545)	(178,908)
Net expenses	39,076,573	56,945,372	1,923,747
Net investment income	767,523,955	1,485,297,727	31,206,443
Net realized gain from unaffiliated investment securities	546,874	594,414	14,978
Net increase in net assets resulting from operations	$768,070,829	$1,485,892,141	$31,221,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$767,523,955	$1,798,523,091	$1,485,297,727	$3,528,423,714

Net realized gain	546,874	588,216	594,414	5,590,379

Net increase in net assets resulting from operations	768,070,829	1,799,111,307	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,071,357)	(20,301,185)	(19,893,251)	(28,249,324)

CAVU Securities Class	(26,668,884)	(64,820,637)	(229,824,095)	(524,316,880)

Corporate Class	(35,314,150)	(87,424,956)	(10,554,043)	(20,482,672)

Institutional Class	(630,071,294)	(1,491,466,650)	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(22,792,103)	(45,434,838)	(2,092,058)	(3,967,725)

Premier Class	-	-	(43,292,710)	(5,919,550)

Private Investment Class	(29,389,015)	(58,364,064)	(27,813,055)	(63,152,533)

Reserve Class	(10,534,271)	(28,547,353)	(10,635,381)	(22,679,822)

Resource Class	(682,881)	(2,163,408)	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(767,523,955)	(1,798,523,091)	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	132,607,139	274,262,107	173,947,258	77,173,596

CAVU Securities Class	539,049,500	209,970,253	5,251,967,110	(4,720,514,007)

Corporate Class	129,748,550	147,046,591	370,859,582	(42,052,014)

Institutional Class	9,077,027,967	(3,968,533,305)	17,152,698,845	(23,954,606,903)

Personal Investment Class	162,795,894	193,522,167	(1,105,231)	14,701,368

Premier Class	-	-	1,155,607,482	1,071,864,635

Private Investment Class	197,411,453	187,049,599	(75,787,350)	376,265,090

Reserve Class	49,259,836	(93,504,210)	(14,614,560)	86,941,326

Resource Class	1,636,281	(62,351,419)	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,289,536,620	(3,112,538,217)	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	10,290,083,494	(3,111,950,001)	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of period	$41,662,682,980	$31,372,599,486	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$31,206,443	$77,226,626

Net realized gain	14,978	17,841

Net increase in net assets resulting from operations	31,221,421	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(53,152)	(295,678)

Corporate Class	(262)	(31,523)

Institutional Class	(27,130,449)	(69,995,123)

Personal Investment Class	(227)	(541)

Private Investment Class	(1,627,141)	(1,796,244)

Reserve Class	(2,367,053)	(4,886,532)

Resource Class	(28,159)	(220,985)

Total distributions from distributable earnings	(31,206,443)	(77,226,626)

Share transactions-net:
Cash Management Class	4,224,208	(8,328,333)

Corporate Class	311	(2,766,908)

Institutional Class	(237,998,353)	(200,148,453)

Personal Investment Class	(563)	1,336

Private Investment Class	57,590,963	25,697,808

Reserve Class	21,702,318	54,825,820

Resource Class	(356,427)	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(154,837,543)	(135,417,599)

Net increase (decrease) in net assets	(154,822,565)	(135,399,758)

Net assets:
Beginning of period	1,465,166,774	1,600,566,532

End of period	$1,310,344,209	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Reserve Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$-	$-	$(0.02)	$1.00	1.84%	$571,969	1.05%(c)	1.08%(c)	3.66%(c)
Year ended 08/31/24	1.00	0.04	(0.00)	0.04	(0.04)	-	-	(0.04)	1.00	4.46	522,708	1.05	1.08	4.37
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	3.47	616,192	1.05	1.09	3.51
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.19	987,384	0.39	1.08	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	867,767	0.10	1.08	0.01
Year ended 08/31/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.39	581,684	0.60	1.08	0.44
Invesco Government & Agency Portfolio
Six months ended 02/28/25	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.86	514,567	1.03 (c)	1.04 (c)	3.70 (c)
Year ended 08/31/24	1.00	0.04	(0.00)	0.04	(0.04)	-	-	(0.04)	1.00	4.47	529,135	1.03	1.03	4.35
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	3.48	442,229	1.03	1.03	3.52
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.21	598,751	0.42	1.03	0.23
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	408,500	0.08	1.03	0.02
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.40	401,438	0.63	1.02	0.37
Invesco Treasury Obligations Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	1.83	150,486	1.05 (c)	1.08 (c)	3.68 (c)
Year ended 08/31/24	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.41	128,794	1.05	1.08	4.32
Year ended 08/31/23	1.00	0.03	(0.00)	0.03	(0.03)	-	-	(0.03)	1.00	3.35	73,984	1.05	1.07	3.35
Year ended 08/31/22	1.00	0.00	(0.00)	(0.00)	(0.00)	-	-	(0.00)	1.00	0.16	42,147	0.35	1.08	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	74,495	0.10	1.08	0.01
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.38	54,585	0.75	1.07	0.27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share
22
Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith
23
Short-Term Investments Trust

and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$4,981,849
Invesco Government & Agency Portfolio	2,395,545
Invesco Treasury Obligations Portfolio	178,908
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.
24
Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.12%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
25
Short-Term Investments Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$-	$21,111,540
Invesco Treasury Obligations Portfolio	433,147	20,239	453,386

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,418,830,456	$-	$(9,965)	$(9,965)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,870,577,721	$1,870,577,721	2,333,007,866	$2,333,007,866
CAVU Securities Class	9,142,926,152	9,142,926,152	22,251,478,516	22,251,478,516
Corporate Class	6,182,058,893	6,182,058,893	12,354,552,252	12,354,552,252
Institutional Class	124,944,230,624	124,944,230,624	250,888,373,402	250,888,373,402
Personal Investment Class	1,663,115,163	1,663,115,163	3,726,713,615	3,726,713,615
Private Investment Class	1,591,901,152	1,591,901,152	2,799,879,705	2,799,879,705
Reserve Class	771,300,114	771,300,114	2,909,401,364	2,909,401,364
Resource Class	120,757,039	120,757,039	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	10,440,471	10,440,471	12,027,251	12,027,251
CAVU Securities Class	9,113,387	9,113,387	22,198,536	22,198,536
Corporate Class	35,314,150	35,314,150	71,234,826	71,234,826
Institutional Class	256,626,398	256,626,398	517,626,055	517,626,055
Personal Investment Class	8,586,531	8,586,531	21,558,843	21,558,843
Private Investment Class	25,704,571	25,704,571	42,479,974	42,479,974
Reserve Class	10,534,271	10,534,271	27,172,034	27,172,034
Resource Class	682,881	682,881	2,382,216	2,382,216
Reacquired:
Cash Management Class	(1,748,411,053)	(1,748,411,053)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(8,612,990,039)	(8,612,990,039)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(6,087,624,493)	(6,087,624,493)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(116,123,829,055)	(116,123,829,055)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(1,508,905,800)	(1,508,905,800)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(1,420,194,270)	(1,420,194,270)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(732,574,549)	(732,574,549)	(3,030,077,608)	(3,030,077,608)
Resource Class	(119,803,639)	(119,803,639)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,289,536,620	$10,289,536,620	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,026,499	$6,026,499	2,423,695	$2,423,695
Institutional Class	1,669,660,869	1,669,660,869	2,397,055,403	2,397,055,403
Personal Investment Class	-	-	800	800
Private Investment Class	114,253,749	114,253,749	49,001,788	49,001,788
Reserve Class	169,356,194	169,356,194	395,815,661	395,815,661
Resource Class	3,085,102	3,085,102	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	62,397	62,397	316,891	316,891
Corporate Class	311	311	35,642	35,642
Institutional Class	21,464,067	21,464,067	46,124,263	46,124,263
Personal Investment Class	273	273	536	536
Private Investment Class	1,587,937	1,587,937	1,540,314	1,540,314
Reserve Class	1,334,060	1,334,060	2,043,763	2,043,763
Resource Class	34,064	34,064	200,154	200,154
Reacquired:
Cash Management Class	(1,864,688)	(1,864,688)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(1,929,123,289)	(1,929,123,289)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(58,250,723)	(58,250,723)	(24,844,294)	(24,844,294)
Reserve Class	(148,987,936)	(148,987,936)	(343,033,604)	(343,033,604)
Resource Class	(3,475,593)	(3,475,593)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(154,837,543)	$(154,837,543)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-RSV

Semi-Annual Financial Statements and Other Information
February 28, 2025
Resource Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.83%
U.S. Treasury Bills-14.35%(a)
U.S. Treasury Bills	4.76%	03/06/2025	$300,000	$299,806,458
U.S. Treasury Bills	4.26%	03/11/2025	816,439	815,475,147
U.S. Treasury Bills	4.64%	03/13/2025	250,000	249,622,500
U.S. Treasury Bills	4.26%-4.27%	03/18/2025	909,003	907,177,086
U.S. Treasury Bills	4.28%	03/20/2025	15,000	14,966,461
U.S. Treasury Bills	4.31%	04/03/2025	427,000	425,350,179
U.S. Treasury Bills	4.40%	04/10/2025	100,000	99,521,667
U.S. Treasury Bills	4.36%-5.21%	04/17/2025	890,000	884,529,853
U.S. Treasury Bills	5.02%	07/10/2025	175,000	171,959,253
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	770,000	751,539,891
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	826,222,281
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	532,814,889
				5,978,985,665
U.S. Treasury Floating Rate Notes-18.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	1,100,000	1,099,791,733
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	10/31/2025	700,000	699,955,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.48%	01/31/2026	1,312,809	1,313,488,917
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	2,212,000	2,212,031,558
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	160,000	160,120,551
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	1,213,000	1,213,969,364
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	1,000,000	1,000,213,139
				7,699,570,334
Total U.S. Treasury Securities (Cost $13,678,555,999)				13,678,555,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.83% (Cost $13,678,555,999)				13,678,555,999
			Repurchase Amount
Repurchase Agreements-67.17%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2025, maturing value of $250,090,625 (collateralized by U.S. Treasury obligations valued at $255,000,002; 0.50% - 4.88%; 12/31/2025 - 05/15/2047)	4.35%	03/03/2025	250,090,625	250,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	100,035,500	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(d)(e)	4.44%	03/03/2025	490,181,300	490,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(d)(e)	4.45%	03/03/2025	$1,055,391,229	$1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(d)(e)	4.46%	03/03/2025	1,090,405,117	1,090,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 0.25% - 4.75%; 05/31/2025 - 02/15/2050)	4.34%	03/03/2025	1,000,361,667	1,000,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	500,181,667	500,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(d)(e)	4.35%	03/03/2025	750,271,875	750,000,000
BofA Securities, Inc., term agreement dated 01/02/2025, maturing value of $500,182,500 (collateralized by U.S. Treasury obligations valued at $510,000,061; 1.75% - 4.25%; 03/31/2027 - 08/15/2041)(d)	4.38%	03/03/2025	500,182,500	500,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	758,062,500	750,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	202,126,111	200,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	303,260,833	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	200,072,500	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	2,502,114,583	2,500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	502,940,000	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	301,728,000	300,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	500,177,083	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	2,000,726,667	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$300,109,000	$300,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	2,600,944,667	2,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(f)	4.34%	03/05/2025	485,058,469	485,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	1,100,930,417	1,100,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/26/2025, maturing value of $750,272,500 (collateralized by U.S. Treasury obligations valued at $765,000,077; 0.00% - 4.63%; 03/15/2025 - 02/15/2055)(g)	4.36%	03/17/2025	750,272,500	750,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 02/27/2025, maturing value of $350,042,389 (collateralized by U.S. Treasury obligations valued at $357,000,005; 1.25% - 5.00%; 04/15/2026 - 08/15/2052)(f)	4.36%	04/30/2025	350,042,389	350,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	250,090,833	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2025, maturing value of $100,036,250 (collateralized by U.S. Treasury obligations valued at $102,000,016; 4.38% - 4.88%; 10/31/2030 - 01/31/2032)	4.35%	03/03/2025	100,036,250	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	100,086,141	100,001,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	579,113,295	578,625,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/26/2025, maturing value of $100,084,194 (collateralized by a U.S. Treasury obligation valued at $102,036,759; 1.13%; 05/15/2040)(e)	4.33%	03/05/2025	100,084,194	100,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	200,072,333	200,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	200,072,500	200,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2025, maturing value of $700,055,469 (collateralized by U.S. Treasury obligations valued at $712,964,384; 0.00% - 4.75%; 02/15/2037 - 05/15/2054)	4.37%	03/03/2025	700,055,469	699,800,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	$575,208,438	$575,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, term agreement dated 06/13/2024, maturing value of $892,597,750 (collateralized by U.S. Treasury obligations valued at $899,556,341; 0.00% - 6.38%; 08/31/2025 - 02/15/2053)(e)	5.14%	05/30/2025	892,597,750	850,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	1,000,363,333	1,000,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	400,336,000	400,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	550,463,069	550,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	300,253,167	300,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	754,164,631	753,883,810
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	756,979,905	756,885,714
Total Repurchase Agreements (Cost $27,984,196,511)				27,984,196,511
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $41,662,752,510)				41,662,752,510
OTHER ASSETS LESS LIABILITIES-(0.00)%				(69,530)
NET ASSETS-100.00%				$41,662,682,980
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-15.64%
Federal Farm Credit Bank (FFCB)-11.63%
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	03/07/2025	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.18%)(a)	4.54%	03/07/2025	10,000	10,000,212
Federal Farm Credit Bank (SOFR + 0.04%)(a)	4.40%	05/13/2025	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/28/2025	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.48%	05/30/2025	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	06/13/2025	154,000	154,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	06/27/2025	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.24%)(a)	4.60%	08/05/2025	177,500	177,614,553
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	08/13/2025	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	175,000	175,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(a)	4.48%	09/26/2025	112,956	112,985,510
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/03/2025	10,000	10,000,972
Federal Farm Credit Bank (SOFR + 0.35%)(a)	4.71%	11/25/2025	60,000	60,114,679
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/28/2025	25,275	25,274,527
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.51%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(a)	4.69%	12/29/2025	20,000	20,033,393
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.52%	01/23/2026	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.51%	01/29/2026	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.44%	03/04/2026	250,000	250,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	03/05/2026	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.47%	04/09/2026	125,000	125,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/14/2026	290,000	290,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.45%	05/21/2026	185,000	185,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/03/2026	213,000	213,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/18/2026	240,000	240,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	06/24/2026	230,000	230,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.46%	07/01/2026	151,000	151,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.42%	08/07/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/09/2026	192,000	192,028,940
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	10/15/2026	413,000	413,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	11/02/2026	169,000	169,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/18/2026	600,000	600,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/02/2026	186,000	186,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/09/2026	$204,000	$204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/18/2026	500,000	500,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.50%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	01/27/2027	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.49%	02/03/2027	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.45%	02/10/2027	340,000	340,000,000
				9,062,052,786
Federal Home Loan Bank (FHLB)-3.90%
Federal Home Loan Bank(b)	4.37%	05/01/2025	100,000	99,276,472
Federal Home Loan Bank (SOFR)(a)	4.36%	05/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR)(a)	4.36%	06/02/2025	165,000	165,000,000
Federal Home Loan Bank(b)	4.27%	06/09/2025	100,000	98,847,222
Federal Home Loan Bank(b)	4.26%	06/16/2025	265,000	261,739,175
Federal Home Loan Bank (SOFR + 0.01%)(a)	4.37%	06/27/2025	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	07/24/2025	217,000	217,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	08/21/2025	11,800	11,803,206
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	08/22/2025	180,000	180,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	09/02/2025	10,000	10,003,336
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	11/12/2025	7,000	7,001,155
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/17/2025	10,000	10,003,083
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.52%	11/20/2025	115,000	115,059,740
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.51%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR + 0.12%)(a)	4.48%	12/19/2025	50,000	49,999,920
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.51%	01/02/2026	8,000	8,001,130
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.49%	03/24/2026	28,000	28,000,000
Federal Home Loan Bank (SOFR + 0.25%)(a)	4.61%	03/27/2026	35,000	35,056,652
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.46%	05/13/2026	384,000	384,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.50%	09/24/2026	193,000	193,000,000
				3,040,791,091
U.S. International Development Finance Corp. (DFC)-0.11%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,400	2,400,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	789	789,474
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	1,750	1,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	2,611	2,611,114
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	34,091	34,090,909
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	5,111	5,111,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)(c)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	$5,252	$5,252,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	03/12/2025	2,917	2,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.57%	03/12/2025	7,650	7,650,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.55%	03/12/2025	23,625	23,625,000
				86,196,275
Total U.S. Government Sponsored Agency Securities (Cost $12,189,040,152)				12,189,040,152
U.S. Treasury Securities-5.21%
U.S. Treasury Bills-4.91%(b)
U.S. Treasury Bills	4.36%	03/27/2025	350,000	348,920,639
U.S. Treasury Bills	4.31%	04/03/2025	300,000	298,840,875
U.S. Treasury Bills	4.40%	04/10/2025	205,000	204,019,417
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	865,000	859,670,066
U.S. Treasury Bills	5.02%	07/10/2025	325,000	319,352,899
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	947,000	924,232,187
U.S. Treasury Bills	4.28%	10/30/2025	100,000	97,232,500
U.S. Treasury Bills	4.38%	11/28/2025	800,000	774,673,778
				3,826,942,361
U.S. Treasury Floating Rate Notes-0.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.41%	04/30/2025	229,000	228,998,889
Total U.S. Treasury Securities (Cost $4,055,941,250)				4,055,941,250
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Federal Home Loan Mortgage Corp. (FHLMC)-0.83%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	09/23/2026	263,625	263,629,574
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.50%	10/29/2026	82,000	82,000,000
				648,629,574
Federal National Mortgage Association (FNMA)-2.25%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.46%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	11/20/2026	105,000	105,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.50%	12/11/2026	831,250	831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,403,879,574)				2,403,879,574
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-23.93% (Cost $18,648,860,976)				18,648,860,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-72.82%(d)
Bank of Montreal, agreement dated 02/28/2025, maturing value of $200,071,833 (collateralized by U.S. Treasury obligations valued at $204,000,050; 0.00% - 4.88%; 05/15/2025 - 01/31/2027)	4.31%	03/03/2025	$200,071,833	$200,000,000
Bank of Montreal, joint agreement dated 02/28/2025, aggregate maturing value of $500,177,500 (collateralized by U.S. Treasury obligations valued at $510,000,102; 0.00% - 4.75%; 04/15/2025 - 11/15/2043)	4.26%	03/03/2025	400,142,000	400,000,000
Bank of Montreal, joint term agreement dated 02/13/2025, aggregate maturing value of $250,874,028 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.00%; 04/01/2037 - 03/01/2055) (Canada)(e)	4.34%	03/14/2025	150,524,417	150,000,000
Bank of Nova Scotia, agreement dated 02/28/2025, maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $510,000,010; 0.00% - 6.25%; 03/18/2025 - 02/15/2054)	4.35%	03/03/2025	500,181,250	500,000,000
BMO Capital Markets Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,003,383,333 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,020,000,080; 0.00% - 7.00%; 03/06/2025 - 02/20/2065) (Canada)(e)	4.35%	03/10/2025	451,522,500	450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2025, aggregate maturing value of $1,506,387,500 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,530,000,372; 0.00% - 9.00%; 03/11/2025 - 07/20/2070) (Canada)(e)	4.38%	04/04/2025	959,066,708	955,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,518,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,149; 0.00% - 4.88%; 04/15/2025 - 02/15/2054)(e)(f)	4.44%	03/03/2025	650,240,500	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 0.13% - 9.00%; 07/01/2026 - 11/20/2064)(e)(f)	4.45%	03/03/2025	1,195,443,146	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,741,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,035; 0.00% - 6.13%; 03/31/2025 - 02/15/2045)(e)(f)	4.45%	03/03/2025	945,350,438	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,001,486,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,219; 0.00% - 6.88%; 03/27/2025 - 02/15/2055)(e)(f)	4.46%	03/03/2025	2,100,780,500	2,100,000,000
BofA Securities, Inc., agreement dated 02/28/2025, maturing value of $300,107,000 (collateralized by U.S. Treasury obligations valued at $306,000,079; 0.88% - 4.75%; 07/31/2026 - 02/15/2041)	4.28%	03/03/2025	300,107,000	300,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,436,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,006; 0.88% - 4.75%; 10/15/2025 - 05/15/2054)	4.36%	03/03/2025	700,254,333	700,000,000
BofA Securities, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $250,089,583 (collateralized by U.S. Treasury obligations valued at $255,000,031; 3.63% - 4.88%; 02/28/2026 - 04/15/2028)	4.30%	03/03/2025	150,053,750	150,000,000
BofA Securities, Inc., joint term agreement dated 01/27/2025, aggregate maturing value of $1,750,634,375 (collateralized by U.S. Treasury obligations valued at $1,785,000,094; 1.50% - 4.50%; 10/31/2026 - 08/15/2053)(e)(f)	4.35%	03/03/2025	1,000,362,500	1,000,000,000
CIBC World Markets Corp., agreement dated 02/28/2025, maturing value of $450,163,125 (collateralized by U.S. Treasury obligations valued at $459,000,069; 0.00% - 5.00%; 03/13/2025 - 08/15/2045)	4.35%	03/03/2025	450,163,125	450,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,693,006,250 (collateralized by U.S. Treasury obligations valued at $1,708,500,103; 0.00% - 5.00%; 03/13/2025 - 08/15/2054)(e)	4.30%	03/19/2025	$934,943,750	$925,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $505,315,278 (collateralized by U.S. Treasury obligations valued at $510,000,112; 0.00% - 5.00%; 04/15/2025 - 11/15/2053)(e)	4.30%	03/19/2025	303,189,167	300,000,000
CIBC World Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $707,608,611 (collateralized by U.S. Treasury obligations valued at $714,000,032; 0.00% - 5.00%; 03/13/2025 - 02/15/2054)(e)	4.30%	03/20/2025	404,347,778	400,000,000
CIBC World Markets Corp., term agreement dated 02/06/2025, maturing value of $502,095,139 (collateralized by U.S. Treasury obligations valued at $510,000,018; 0.00% - 4.63%; 02/15/2026 - 02/15/2053)(e)	4.31%	03/13/2025	502,095,139	500,000,000
CIBC World Markets Corp., term agreement dated 02/20/2025, maturing value of $250,870,000 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $255,000,000; 0.00% - 7.02%; 02/15/2026 - 06/01/2063)(e)	4.32%	03/21/2025	250,870,000	250,000,000
CIBC World Markets Corp., term agreement dated 02/28/2025, maturing value of $95,239,954 (collateralized by U.S. Treasury obligations valued at $96,900,064; 0.00% - 5.00%; 05/22/2025 - 05/15/2054)(e)	4.33%	03/21/2025	95,239,954	95,000,000
Citigroup Global Markets, Inc., agreement dated 02/28/2025, maturing value of $200,070,833 (collateralized by U.S. Treasury obligations valued at $204,000,027; 0.50% - 4.25%; 12/15/2027 - 02/28/2029)	4.25%	03/03/2025	200,070,833	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,200,435,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,022; 0.50% - 3.63%; 02/28/2027 - 08/31/2029)	4.35%	03/03/2025	700,253,750	700,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $1,201,017,333 (collateralized by U.S. Treasury obligations, agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,224,000,048; 0.00% - 8.00%; 04/28/2025 - 09/15/2065)(e)	4.36%	03/06/2025	360,305,200	360,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/27/2025, aggregate maturing value of $8,006,766,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,009; 0.88% - 5.25%; 06/30/2027 - 07/31/2029)(e)	4.35%	03/06/2025	3,392,867,375	3,390,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2025, maturing value of $500,181,667 (collateralized by U.S. Treasury obligations valued at $510,000,073; 0.38% - 4.13%; 08/31/2026 - 08/15/2030)	4.36%	03/03/2025	500,181,667	500,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/30/2025, aggregate maturing value of $1,508,820,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,023; 1.25% - 4.00%; 03/31/2027 - 08/15/2031)(e)	4.32%	03/20/2025	754,410,000	750,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/31/2025, aggregate maturing value of $1,005,760,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,056; 1.13% - 4.50%; 08/15/2040 - 05/15/2052)(e)	4.32%	03/20/2025	442,534,400	440,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2025, aggregate maturing value of $1,100,389,583 (collateralized by U.S. Treasury obligations valued at $1,100,389,634; 1.63% - 4.63%; 05/15/2031 - 02/15/2040)	4.25%	03/03/2025	600,212,500	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2025, aggregate maturing value of $7,502,725,000 (collateralized by U.S. Treasury obligations valued at $7,650,000,132; 0.00% - 4.50%; 02/28/2026 - 05/15/2052)	4.36%	03/03/2025	4,076,480,583	4,075,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Citigroup Global Markets, Inc., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,066; 0.00% - 6.63%; 03/31/2025 - 02/15/2055)	4.36%	03/03/2025	$700,254,333	$700,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,198; 0.88% - 4.38%; 11/15/2042 - 08/15/2053)	4.36%	03/03/2025	1,250,454,167	1,250,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/28/2025, aggregate maturing value of $10,153,687,833 (collateralized by U.S. Treasury obligations valued at $10,353,000,082; 0.00% - 5.00%; 03/13/2025 - 02/15/2055)	4.36%	03/03/2025	5,602,034,667	5,600,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2025, aggregate maturing value of $1,500,180,833 (collateralized by U.S. Treasury obligations valued at $1,530,000,139; 0.00% - 4.75%; 08/21/2025 - 08/15/2054)(e)(g)	4.34%	03/05/2025	785,094,636	785,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/27/2025, aggregate maturing value of $1,951,649,375 (collateralized by U.S. Treasury obligations valued at $1,989,000,120; 0.00% - 5.00%; 03/31/2025 - 08/15/2054)(e)	4.35%	03/06/2025	750,634,375	750,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2025, aggregate maturing value of $1,000,363,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,086; 0.00% - 4.13%; 06/30/2026 - 02/15/2055)	4.36%	03/03/2025	750,272,500	750,000,000
ING Financial Markets, LLC, joint term agreement dated 01/30/2025, aggregate maturing value of $251,476,806 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 03/01/2054)	4.34%	03/20/2025	140,827,011	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by a U.S. Treasury obligation and agency mortgage-backed securities valued at $1,020,000,001; 0.00% - 8.00%; 09/15/2025 - 06/16/2063)(f)	4.40%	03/03/2025	888,017,113	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/27/2025, aggregate maturing value of $350,300,288 (collateralized by U.S. Treasury obligations valued at $357,540,655; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	03/06/2025	170,144,735	170,000,613
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/26/2025, aggregate maturing value of $2,672,253,183 (collateralized by U.S. Treasury obligations valued at $2,724,384,963; 1.00% - 4.13%; 10/15/2027 - 11/15/2040)(e)	4.34%	03/05/2025	1,636,805,117	1,635,425,000
Natixis, agreement dated 02/28/2025, maturing value of $500,182,083 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $510,000,031; 1.75% - 6.50%; 03/31/2027 - 03/25/2055)	4.37%	03/03/2025	500,182,083	500,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $1,000,361,667 (collateralized by U.S. Treasury obligations valued at $1,035,838,452; 0.00% - 5.38%; 03/20/2025 - 11/15/2052)	4.34%	03/03/2025	800,289,333	800,000,000
Natixis, joint agreement dated 02/28/2025, aggregate maturing value of $500,181,250 (collateralized by U.S. Treasury obligations valued at $516,322,299; 0.00% - 4.88%; 03/20/2025 - 08/15/2053)	4.35%	03/03/2025	300,108,750	300,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2025, maturing value of $731,043,625 (collateralized by U.S. Treasury obligations valued at $744,928,528; 0.00% - 4.38%; 07/31/2026 - 11/15/2046)	4.37%	03/03/2025	731,043,625	730,777,500
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,500,906,250 (collateralized by U.S. Treasury obligations valued at $2,550,924,407; 0.00% - 4.88%; 03/20/2025 - 08/15/2054)	4.35%	03/03/2025	1,300,471,250	1,300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint agreement dated 02/28/2025, aggregate maturing value of $2,796,017,846 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,851,938,203; 0.00% - 6.50%; 04/15/2026 - 02/20/2055)	4.37%	03/03/2025	$1,420,517,117	$1,420,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,500,545,000 (collateralized by U.S. Treasury obligations valued at $1,530,555,913; 0.00% - 4.50%; 07/15/2025 - 02/15/2055)	4.36%	03/03/2025	500,181,667	500,000,000
Royal Bank of Canada, joint agreement dated 02/28/2025, aggregate maturing value of $1,506,548,435 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $1,536,679,471; 0.00% - 7.00%; 02/19/2026 - 02/20/2055)	4.37%	03/03/2025	1,100,400,583	1,100,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $3,721,512,552; 0.00% - 8.50%; 05/06/2025 - 11/20/2064)(e)	5.16%	05/30/2025	2,730,806,000	2,600,000,000
Societe Generale, joint agreement dated 02/28/2025, aggregate maturing value of $2,000,726,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,093; 0.25% - 4.63%; 03/31/2025 - 02/15/2035)	4.36%	03/03/2025	850,308,833	850,000,000
Societe Generale, joint term agreement dated 02/25/2025, aggregate maturing value of $1,501,260,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.13% - 4.75%; 02/28/2027 - 11/15/2053)(e)	4.32%	03/04/2025	750,630,000	750,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $1,251,052,431 (collateralized by U.S. Treasury obligations valued at $1,275,000,082; 2.88% - 4.25%; 10/31/2026 - 04/30/2029)(e)	4.33%	03/05/2025	500,420,972	500,000,000
Societe Generale, joint term agreement dated 02/26/2025, aggregate maturing value of $750,632,917 (collateralized by agency mortgage-backed securities valued at $765,000,950; 2.00% - 6.00%; 07/01/2050 - 02/01/2055)(e)	4.34%	03/05/2025	500,421,944	500,000,000
Societe Generale, joint term agreement dated 02/28/2025, aggregate maturing value of $1,000,843,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 1.25% - 4.00%; 11/30/2026 - 07/31/2029)(e)	4.34%	03/07/2025	380,320,678	380,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,500,910,417 (collateralized by U.S. Treasury obligations and agency mortgage-backed securities valued at $2,550,928,659; 0.13% - 7.50%; 11/15/2025 - 12/15/2066)	4.37%	03/03/2025	775,282,229	775,000,000
Standard Chartered Bank, joint agreement dated 02/28/2025, aggregate maturing value of $2,801,017,333 (collateralized by U.S. Treasury obligations valued at $2,857,037,767; 0.00% - 5.00%; 03/11/2025 - 02/15/2055)	4.36%	03/03/2025	1,012,367,693	1,012,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2025, aggregate maturing value of $4,301,565,917 (collateralized by agency mortgage- backed securities valued at $4,446,469,970; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.37%	03/03/2025	1,280,166,024	1,279,700,000
Teacher Retirement System of Texas, joint agreement dated 02/27/2025, aggregate maturing value of $1,548,939,146 (collateralized by U.S. Treasury obligations valued at $1,625,780,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.47%	03/03/2025	794,774,515	794,478,571
Teacher Retirement System of Texas, joint agreement dated 02/28/2025, aggregate maturing value of $1,554,446,275 (collateralized by U.S. Treasury obligations valued at $1,631,965,500; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.48%	03/04/2025	797,466,371	797,367,143
Wells Fargo Securities, LLC, agreement dated 02/28/2025, maturing value of $750,273,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.00% - 7.00%; 03/20/2028 - 01/20/2055)	4.37%	03/03/2025	750,273,125	750,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2025, aggregate maturing value of $913,267,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $918,000,801; 0.00% - 7.00%; 03/07/2025 - 09/01/2057)	4.35%	05/05/2025	523,606,700	516,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/15/2025, aggregate maturing value of $2,208,816,500 (collateralized by agency mortgage- backed securities valued at $2,228,700,000; 1.00% - 7.50%; 07/01/2025 - 01/01/2059)	4.36%	04/15/2025	$1,551,731,500	$1,535,000,000
Wells Fargo Securities, LLC, joint term agreement dated 02/27/2025, aggregate maturing value of $869,417,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 7.00%; 03/03/2025 - 01/01/2059)	4.38%	05/28/2025	758,212,500	750,000,000
Total Repurchase Agreements (Cost $56,735,748,827)				56,735,748,827
TOTAL INVESTMENTS IN SECURITIES(h)-96.75% (Cost $75,384,609,803)				75,384,609,803
OTHER ASSETS LESS LIABILITIES-3.25%				2,530,485,928
NET ASSETS-100.00%				$77,915,095,731
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.28%
U.S. Treasury Bills-96.78%(a)
U.S. Treasury Bills	4.26%-4.27%	03/04/2025	$80,975	$80,946,523
U.S. Treasury Bills	4.41%-4.76%	03/06/2025	24,500	24,484,728
U.S. Treasury Bills	4.24%-4.26%	03/11/2025	78,800	78,707,274
U.S. Treasury Bills	4.64%	03/13/2025	8,000	7,987,920
U.S. Treasury Bills	4.24%-4.44%	03/18/2025	185,000	184,627,091
U.S. Treasury Bills	4.34%-5.16%	03/20/2025	15,000	14,964,377
U.S. Treasury Bills	4.26%-4.28%	03/25/2025	135,000	134,617,733
U.S. Treasury Bills	4.29%	03/27/2025	15,000	14,954,067
U.S. Treasury Bills	4.39%	04/01/2025	199,500	198,796,871
U.S. Treasury Bills	4.24%-4.31%	04/03/2025	44,000	43,830,135
U.S. Treasury Bills	4.27%-4.38%	04/08/2025	79,000	78,644,927
U.S. Treasury Bills	4.40%	04/10/2025	10,000	9,952,167
U.S. Treasury Bills	4.26%-4.28%	04/15/2025	94,400	93,900,176
U.S. Treasury Bills	4.37%-5.04%	04/17/2025	11,000	10,934,137
U.S. Treasury Bills	4.24%-4.26%	04/22/2025	46,200	45,917,607
U.S. Treasury Bills	4.26%	04/29/2025	58,000	57,612,004
U.S. Treasury Bills	4.42%	05/01/2025	9,000	8,934,044
U.S. Treasury Bills	0.00%	05/08/2025	40,000	39,680,933
U.S. Treasury Bills	4.27%	05/13/2025	12,000	11,897,192
U.S. Treasury Bills	4.41%-5.18%	05/15/2025	19,500	19,319,075
U.S. Treasury Bills	4.22%-4.44%	05/29/2025	38,000	37,603,870
U.S. Treasury Bills	4.35%	06/05/2025	7,000	6,920,573
U.S. Treasury Bills	4.26%	06/26/2025	15,000	14,796,712
U.S. Treasury Bills	5.02%	07/10/2025	4,000	3,930,497
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	13,000	12,688,137
U.S. Treasury Bills	4.27%-4.28%	10/30/2025	18,500	17,988,450
U.S. Treasury Bills	4.38%	11/28/2025	14,000	13,556,791
				1,268,194,011
U.S. Treasury Floating Rate Notes-9.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.41%	04/30/2025	14,200	14,199,905
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.36%	07/31/2025	11,000	10,997,362
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.39%	04/30/2026	15,000	14,998,713
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.42%	07/31/2026	30,000	29,971,812
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.44%	10/31/2026	22,000	22,029,887
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.34%	01/31/2027	34,000	34,002,439
				126,200,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
February 28, 2025
(Unaudited)
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-1.87%
U.S. Treasury Note	0.25%	09/30/2025	$25,000	$24,426,362
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $1,418,820,491)				1,418,820,491
OTHER ASSETS LESS LIABILITIES-(8.28)%				(108,476,282)
NET ASSETS-100.00%				$1,310,344,209
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$13,678,555,999	$18,648,860,976	$1,418,820,491
Repurchase agreements, at value and cost	27,984,196,511	56,735,748,827	-
Cash	717,352,838	3,167,174,664	91,446
Receivable for:
Fund shares sold	13,891,229	15,431,152	35,338
Interest	117,265,685	300,725,956	474,838
Fund expenses absorbed	843,745	-	33,793
Investment for trustee deferred compensation and retirement plans	2,130,138	970,478	103,550
Other assets	412,415	1,049,667	94,859
Total assets	42,514,648,560	78,869,961,720	1,419,654,315
Liabilities:
Payable for:
Investments purchased	756,885,714	797,367,143	107,518,979
Fund shares reacquired	6,743,656	5,689,628	43,365
Dividends	78,167,309	139,904,818	1,318,037
Accrued fees to affiliates	7,618,822	10,467,295	293,612
Accrued trustees’ and officers’ fees and benefits	174,171	13,896	6,202
Accrued operating expenses	83,845	285,584	18,091
Trustee deferred compensation and retirement plans	2,292,063	1,137,625	111,820
Total liabilities	851,965,580	954,865,989	109,310,106
Net assets applicable to shares outstanding	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net assets consist of:
Shares of beneficial interest	$41,663,310,767	$77,935,051,112	$1,310,805,126
Distributable earnings (loss)	(627,787)	(19,955,381)	(460,917)
	$41,662,682,980	$77,915,095,731	$1,310,344,209
Net Assets:
Cash Management Class	$585,651,223	$886,813,927	$6,257,856
CAVU Securities Class	$2,014,726,613	$13,291,474,845	$-
Corporate Class	$1,839,847,692	$624,258,121	$11,859
Institutional Class	$33,944,454,781	$58,863,712,700	$1,045,068,994
Personal Investment Class	$1,204,024,846	$100,307,610	$11,413
Premier Class	$-	$2,226,904,829	$-
Private Investment Class	$1,471,590,925	$1,272,661,312	$107,319,448
Reserve Class	$571,968,755	$514,567,159	$150,486,193
Resource Class	$30,418,145	$134,395,228	$1,188,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	585,623,158	887,045,213	6,259,790
CAVU Securities Class	2,014,630,006	13,294,857,355	-
Corporate Class	1,839,759,553	624,416,949	11,862
Institutional Class	33,942,842,275	58,878,700,576	1,045,390,909
Personal Investment Class	1,203,967,070	100,333,108	11,417
Premier Class	-	2,227,472,117	-
Private Investment Class	1,471,520,411	1,272,985,138	107,352,630
Reserve Class	571,941,358	514,697,947	150,532,778
Resource Class	30,416,688	134,429,420	1,188,813
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$41,662,752,510	$75,384,609,803	$1,418,820,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$806,600,528	$1,542,243,099	$33,130,190
Expenses:
Advisory fees	25,709,047	32,610,265	886,994
Administrative services fees	7,541,424	14,372,996	308,461
Custodian fees	148,908	1,832,898	793
Distribution fees:
Cash Management Class	217,622	352,646	968
Corporate Class	235,019	70,330	2
Personal Investment Class	3,150,274	284,700	31
Private Investment Class	2,082,976	1,940,422	95,450
Reserve Class	2,497,819	2,491,089	563,864
Resource Class	24,904	105,185	1,027
Transfer agent fees	1,542,685	2,935,231	63,093
Trustees’ and officers’ fees and benefits	233,567	508,006	22,938
Registration and filing fees	280,888	362,187	75,934
Reports to shareholders	39,544	37,735	5,101
Professional services fees	144,961	325,083	31,556
Other	208,784	1,112,144	46,443
Total expenses	44,058,422	59,340,917	2,102,655
Less: Fees waived and expenses reimbursed	(4,981,849)	(2,395,545)	(178,908)
Net expenses	39,076,573	56,945,372	1,923,747
Net investment income	767,523,955	1,485,297,727	31,206,443
Net realized gain from unaffiliated investment securities	546,874	594,414	14,978
Net increase in net assets resulting from operations	$768,070,829	$1,485,892,141	$31,221,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations:
Net investment income	$767,523,955	$1,798,523,091	$1,485,297,727	$3,528,423,714

Net realized gain	546,874	588,216	594,414	5,590,379

Net increase in net assets resulting from operations	768,070,829	1,799,111,307	1,485,892,141	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(12,071,357)	(20,301,185)	(19,893,251)	(28,249,324)

CAVU Securities Class	(26,668,884)	(64,820,637)	(229,824,095)	(524,316,880)

Corporate Class	(35,314,150)	(87,424,956)	(10,554,043)	(20,482,672)

Institutional Class	(630,071,294)	(1,491,466,650)	(1,138,273,842)	(2,850,941,667)

Personal Investment Class	(22,792,103)	(45,434,838)	(2,092,058)	(3,967,725)

Premier Class	-	-	(43,292,710)	(5,919,550)

Private Investment Class	(29,389,015)	(58,364,064)	(27,813,055)	(63,152,533)

Reserve Class	(10,534,271)	(28,547,353)	(10,635,381)	(22,679,822)

Resource Class	(682,881)	(2,163,408)	(2,919,292)	(8,713,541)

Total distributions from distributable earnings	(767,523,955)	(1,798,523,091)	(1,485,297,727)	(3,528,423,714)

Share transactions-net:
Cash Management Class	132,607,139	274,262,107	173,947,258	77,173,596

CAVU Securities Class	539,049,500	209,970,253	5,251,967,110	(4,720,514,007)

Corporate Class	129,748,550	147,046,591	370,859,582	(42,052,014)

Institutional Class	9,077,027,967	(3,968,533,305)	17,152,698,845	(23,954,606,903)

Personal Investment Class	162,795,894	193,522,167	(1,105,231)	14,701,368

Premier Class	-	-	1,155,607,482	1,071,864,635

Private Investment Class	197,411,453	187,049,599	(75,787,350)	376,265,090

Reserve Class	49,259,836	(93,504,210)	(14,614,560)	86,941,326

Resource Class	1,636,281	(62,351,419)	9,187,499	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,289,536,620	(3,112,538,217)	24,022,760,635	(27,130,955,934)

Net increase (decrease) in net assets	10,290,083,494	(3,111,950,001)	24,023,355,049	(27,125,365,555)

Net assets:
Beginning of period	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of period	$41,662,682,980	$31,372,599,486	$77,915,095,731	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Treasury Obligations Portfolio
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$31,206,443	$77,226,626

Net realized gain	14,978	17,841

Net increase in net assets resulting from operations	31,221,421	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(53,152)	(295,678)

Corporate Class	(262)	(31,523)

Institutional Class	(27,130,449)	(69,995,123)

Personal Investment Class	(227)	(541)

Private Investment Class	(1,627,141)	(1,796,244)

Reserve Class	(2,367,053)	(4,886,532)

Resource Class	(28,159)	(220,985)

Total distributions from distributable earnings	(31,206,443)	(77,226,626)

Share transactions-net:
Cash Management Class	4,224,208	(8,328,333)

Corporate Class	311	(2,766,908)

Institutional Class	(237,998,353)	(200,148,453)

Personal Investment Class	(563)	1,336

Private Investment Class	57,590,963	25,697,808

Reserve Class	21,702,318	54,825,820

Resource Class	(356,427)	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(154,837,543)	(135,417,599)

Net increase (decrease) in net assets	(154,822,565)	(135,399,758)

Net assets:
Beginning of period	1,465,166,774	1,600,566,532

End of period	$1,310,344,209	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Six months ended 02/28/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$-	$-	$(0.02)	$1.00	2.20%	$30,418	0.34%(c)	0.37%(c)	4.37%(c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.20	28,781	0.34	0.37	5.08
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.21	91,130	0.34	0.38	4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.39	77,390	0.20	0.37	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	53,210	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.79	635,713	0.31	0.37	0.73
Invesco Government & Agency Portfolio
Six months ended 02/28/25	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.22	134,395	0.32 (c)	0.33 (c)	4.41 (c)
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	-	-	(0.05)	1.00	5.21	125,186	0.32	0.32	5.06
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.22	165,918	0.32	0.32	4.23
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.43	135,003	0.20	0.32	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	117,902	0.08	0.32	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.81	143,148	0.29	0.31	0.71
Invesco Treasury Obligations Portfolio
Six months ended 02/28/25	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.19	1,188	0.34 (c)	0.37 (c)	4.39 (c)
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	-	(0.05)	1.00	5.15	1,545	0.34	0.37	5.03
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.08	6,242	0.34	0.36	4.06
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.36	98	0.21	0.37	0.37
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	98	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.80	150	0.33	0.36	0.69

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share

Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith

Short-Term Investments Trust

and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the six months ended February 28, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$4,981,849
Invesco Government & Agency Portfolio	2,395,545
Invesco Treasury Obligations Portfolio	178,908
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.12%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Short-Term Investments Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had a capital loss carryforward as of August 31, 2024, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$21,111,540	$-	$21,111,540
Invesco Treasury Obligations Portfolio	433,147	20,239	453,386

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At February 28, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,418,830,456	$-	$(9,965)	$(9,965)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.

Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	1,870,577,721	$1,870,577,721	2,333,007,866	$2,333,007,866
CAVU Securities Class	9,142,926,152	9,142,926,152	22,251,478,516	22,251,478,516
Corporate Class	6,182,058,893	6,182,058,893	12,354,552,252	12,354,552,252
Institutional Class	124,944,230,624	124,944,230,624	250,888,373,402	250,888,373,402
Personal Investment Class	1,663,115,163	1,663,115,163	3,726,713,615	3,726,713,615
Private Investment Class	1,591,901,152	1,591,901,152	2,799,879,705	2,799,879,705
Reserve Class	771,300,114	771,300,114	2,909,401,364	2,909,401,364
Resource Class	120,757,039	120,757,039	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	10,440,471	10,440,471	12,027,251	12,027,251
CAVU Securities Class	9,113,387	9,113,387	22,198,536	22,198,536
Corporate Class	35,314,150	35,314,150	71,234,826	71,234,826
Institutional Class	256,626,398	256,626,398	517,626,055	517,626,055
Personal Investment Class	8,586,531	8,586,531	21,558,843	21,558,843
Private Investment Class	25,704,571	25,704,571	42,479,974	42,479,974
Reserve Class	10,534,271	10,534,271	27,172,034	27,172,034
Resource Class	682,881	682,881	2,382,216	2,382,216
Reacquired:
Cash Management Class	(1,748,411,053)	(1,748,411,053)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(8,612,990,039)	(8,612,990,039)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(6,087,624,493)	(6,087,624,493)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(116,123,829,055)	(116,123,829,055)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(1,508,905,800)	(1,508,905,800)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(1,420,194,270)	(1,420,194,270)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(732,574,549)	(732,574,549)	(3,030,077,608)	(3,030,077,608)
Resource Class	(119,803,639)	(119,803,639)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,289,536,620	$10,289,536,620	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	368,295,908	$368,295,908	663,029,782	$663,029,782
CAVU Securities Class	66,158,613,340	66,158,613,340	127,354,073,926	127,354,073,926
Corporate Class	1,873,728,701	1,873,728,701	1,829,835,886	1,829,835,886
Institutional Class	210,059,718,200	210,059,718,200	605,516,883,360	605,516,883,360
Personal Investment Class	249,366,626	249,366,626	518,971,785	518,971,785
Premier Class	100,630,532,801	100,630,532,801	19,156,568,000	19,156,568,000
Private Investment Class	1,366,365,174	1,366,365,174	3,066,991,198	3,066,991,198
Reserve Class	750,218,819	750,218,819	1,575,680,738	1,575,680,738
Resource Class	717,639,000	717,639,000	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	19,876,850	19,876,850	7,700,062	7,700,062
CAVU Securities Class	128,638,728	128,638,728	308,419,873	308,419,873
Corporate Class	5,407,624	5,407,624	11,676,386	11,676,386
Institutional Class	508,489,921	508,489,921	1,195,586,093	1,195,586,093
Personal Investment Class	1,944,961	1,944,961	3,211,362	3,211,362
Premier Class	8,992,096	8,992,096	5,765	5,765
Private Investment Class	20,465,133	20,465,133	36,498,240	36,498,240
Reserve Class	11,748,821	11,748,821	21,397,617	21,397,617
Resource Class	1,896,956	1,896,956	5,524,706	5,524,706
Reacquired:
Cash Management Class	(214,225,500)	(214,225,500)	(593,556,248)	(593,556,248)
CAVU Securities Class	(61,035,284,958)	(61,035,284,958)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(1,508,276,743)	(1,508,276,743)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(193,415,509,276)	(193,415,509,276)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(252,416,818)	(252,416,818)	(507,481,779)	(507,481,779)
Premier Class	(99,483,917,415)	(99,483,917,415)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(1,462,617,657)	(1,462,617,657)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(776,582,200)	(776,582,200)	(1,510,137,029)	(1,510,137,029)
Resource Class	(710,348,457)	(710,348,457)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	24,022,760,635	$24,022,760,635	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,026,499	$6,026,499	2,423,695	$2,423,695
Institutional Class	1,669,660,869	1,669,660,869	2,397,055,403	2,397,055,403
Personal Investment Class	-	-	800	800
Private Investment Class	114,253,749	114,253,749	49,001,788	49,001,788
Reserve Class	169,356,194	169,356,194	395,815,661	395,815,661
Resource Class	3,085,102	3,085,102	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	62,397	62,397	316,891	316,891
Corporate Class	311	311	35,642	35,642
Institutional Class	21,464,067	21,464,067	46,124,263	46,124,263
Personal Investment Class	273	273	536	536
Private Investment Class	1,587,937	1,587,937	1,540,314	1,540,314
Reserve Class	1,334,060	1,334,060	2,043,763	2,043,763
Resource Class	34,064	34,064	200,154	200,154
Reacquired:
Cash Management Class	(1,864,688)	(1,864,688)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(1,929,123,289)	(1,929,123,289)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(58,250,723)	(58,250,723)	(24,844,294)	(24,844,294)
Reserve Class	(148,987,936)	(148,987,936)	(343,033,604)	(343,033,604)
Resource Class	(3,475,593)	(3,475,593)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(154,837,543)	$(154,837,543)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSRS-RSC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Short-Term Investments Trust

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:May 02, 2025